UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor

San Francisco, California 94104

(Address of principal executive offices)(Zip code)

John V. O’Hanlon, Esq.
Corporation Service Company	Dechert LLP
2711 Centerville Road, Suite 400	One International Place, 40th Floor
Wilmington, DE 19808	100 Oliver Street
Boston, MA 02110-2605

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:   Schedule of Investments

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Australia - 6.6%
19,458	Adelaide Brighton Ltd.(1)	$	84,029
11,808	AGL Energy Ltd.		230,962
21,933	Amcor Ltd.		272,712
15,409	Ansell Ltd.		280,476
23,769	AusNet Services		31,633
7,147	Australia & New Zealand Banking Group Ltd.(1)		157,446
10,362	BlueScope Steel Ltd.		104,995
12,506	Brambles Ltd.		93,337
16,556	Caltex Australia Ltd.		401,424
11,892	CIMIC Group Ltd.		354,289
20,613	Coca-Cola Amatil Ltd.		145,937
1,954	Cochlear Ltd.		232,991
759	Commonwealth Bank of Australia		48,211
2,067	CSL Ltd.		218,846
21,345	Dexus Property Group REIT		155,213
2,813	Flight Centre Travel Group Ltd.(1)		82,640
33,477	GPT Group REIT		123,000
20,413	Insurance Australia Group Ltd.(1)		106,160
1,443	Macquarie Group Ltd.		97,957
60,281	Mirvac Group REIT		98,488
180	National Australia Bank Ltd.		4,085
3,566	Newcrest Mining Ltd.		55,144
42,646	Orora Ltd.		93,555
53,833	Qantas Airways Ltd.		236,194
6,252	QBE Insurance Group Ltd.		56,636
47,240	Scentre Group REIT(1)		146,754
13,698	Sonic Healthcare Ltd.		254,481
28,839	Stockland REIT(1)		96,890
5,707	Suncorp Group Ltd.		64,875
42,201	Tabcorp Holdings Ltd.		141,458
90,644	Telstra Corp. Ltd.(1)		298,973
27,339	Vicinity Centres REIT		53,894
6,775	Wesfarmers Ltd.		208,494
11,568	Westfield Corp. REIT(1)		71,252
9,149	Woolworths Ltd.(1)		179,233

			5,282,664

	Austria - 0.8%
7,408	Buwog AG*		212,539
570	Lenzing AG		102,003
713	Oesterreichische Post AG		30,931
34,134	UNIQA Insurance Group AG		317,681

			663,154

	Belgium - 0.9%
416	Ackermans & van Haaren N.V.		69,367
5,925	bpost S.A.		142,825
3,001	Colruyt S.A.		157,876
1,981	Elia System Operator S.A.		111,966
307	KBC Group N.V.		23,254
4,278	Proximus S.A.		149,452
529	Sofina S.A.		75,872

			730,612

	Bermuda - 0.1%
2,699	Hiscox Ltd.		44,419

	Canada - 11.3%
1,490	Agnico Eagle Mines Ltd.		67,094
3,803	Agrium, Inc.		344,165
4,787	Alimentation Couche-Tard, Inc. Class B(1)		229,121
938	AltaGas Ltd.(1)		21,437
7,157	Bank of Montreal(1)		524,747
5,115	Bank of Nova Scotia(1)		307,247

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

6,943	BCE, Inc.	$	312,213
5,448	Canadian Apartment Properties REIT		140,825
3,391	Canadian Imperial Bank of Commerce(1)		275,181
1,143	Canadian Tire Corp. Ltd. Class A		129,869
5,701	CCL Industries, Inc. Class B(1)		288,013
7,942	CGI Group, Inc. Class A*		405,203
956	Emera, Inc.		35,488
1,409	Enbridge, Inc.(1)		56,048
618	Fairfax Financial Holdings Ltd.(1)		267,438
474	First Capital Realty, Inc.(1)		7,212
290	Fortis, Inc.		10,178
983	Franco-Nevada Corp.		70,824
2,035	Genworth MI Canada, Inc.(1)		55,909
2,936	George Weston Ltd.		265,386
11,994	Great-West Lifeco, Inc.		324,624
738	H&R REIT		12,513
12,182	Husky Energy, Inc.*(1)		138,076
25,728	Hydro One Ltd.(2)		460,200
3,564	Imperial Oil Ltd.(1)		103,734
3,987	Industrial Alliance Insurance & Financial Services, Inc.		172,718
1,555	Intact Financial Corp.		117,293
3,261	Loblaw Cos. Ltd.		181,142
5,284	Magna International, Inc.		244,406
15,410	Manulife Financial Corp.		288,455
2,280	Metro, Inc.		74,929
2,927	National Bank of Canada(1)		122,899
1,703	Open Text Corp.		53,672
2,308	Pembina Pipeline Corp.(1)		76,329
1,947	Peyto Exploration & Development Corp.(1)		35,261
7,815	Potash Corp. of Saskatchewan, Inc.(1)		127,271
7,553	Power Corp. of Canada		172,032
10,910	Power Financial Corp.		279,492
472	RioCan REIT		8,748
507	Ritchie Bros Auctioneers, Inc.(1)		14,546
6,585	Rogers Communications, Inc. Class B		310,565
6,133	Royal Bank of Canada(1)		444,663
2,732	Saputo, Inc.		86,775
3,562	Shaw Communications, Inc. Class B(1)		77,592
1,912	Smart REIT		47,288
1,053	SNC-Lavalin Group, Inc.(1)		45,462
11,941	Sun Life Financial, Inc.		426,261
4,576	Suncor Energy, Inc.		133,506
7,332	TELUS Corp.		252,756
1,308	Toromont Industries Ltd.		48,082
4,492	Toronto-Dominion Bank		226,035
3,234	TransCanada Corp.		153,943

			9,074,866

	China - 0.5%
362,150	Dali Foods Group Co. Ltd.(2)		207,832
206,258	Yangzijiang Shipbuilding Holdings Ltd.		178,267

			386,099

	Denmark - 1.9%
1,440	Coloplast A/S B Shares(1)		120,169
10,407	DONG Energy AS(2)		469,199
1,049	GN Store Nord AS		30,591
1,607	H. Lundbeck A/S		90,078
6,244	ISS A/S		244,921
873	Nets A/S*(2)		17,343
4,635	Novo Nordisk A/S Class B		198,232
127	Pandora A/S		11,835
448	Rockwool International A/S B Shares		98,482
1,728	Topdanmark A/S*		55,110
8,065	William Demant Holding A/S*(1)		208,467

			1,544,427

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

	Finland - 0.5%
6,420	Neste Oyj	$	252,547
2,545	Orion Oyj Class B(1)		162,261

			414,808

	France - 6.9%
233	Aeroports de Paris		37,550
149	Air Liquide S.A.		18,388
1,624	Airbus SE		133,362
4,544	Amundi S.A.(2)		328,321
899	Atos SE		126,016
3,377	AXA S.A.		92,247
1,599	BioMerieux		345,599
8,633	Bouygues S.A.		363,528
941	Christian Dior SE(1)		268,690
68	Christian Dior SE		19,416
3,298	Cie Generale des Etablissements Michelin		437,843
21,247	CNP Assurances		476,305
4,614	Elior Group(2)		133,878
332	Essilor International S.A.		42,183
2,099	Euler Hermes Group		248,978
994	Gecina S.A. REIT		155,715
181	Hermes International		89,316
2,515	Ipsen S.A.		343,788
3,278	Orange S.A.(1)		51,931
2,283	Rubis SCA		258,409
695	Safran S.A.		63,605
7,535	SCOR SE		298,299
732	Societe BIC S.A.		86,744
1,427	Sodexo S.A.		184,240
3,025	Suez Environnement Co.		55,944
2,721	Thales S.A.		292,468
3,952	Total S.A.		195,105
13,180	Worldline S.A.*(2)		450,973

			5,598,841

	Germany - 6.6%
114	adidas AG		21,811
1,870	Allianz SE		367,700
124,493	Aroundtown Property Holdings plc		674,455
532	Aurubis AG(1)		41,716
1,115	BASF SE		103,123
2,386	Carl Zeiss Meditec AG		123,658
5,069	Covestro AG(2)		365,445
6,366	Deutsche Lufthansa AG		144,670
1,589	Deutsche Post AG		59,481
3,495	Deutsche Telekom AG		62,663
2,125	Deutsche Wohnen AG(1)		81,169
1,267	DMG Mori AG		71,091
6,190	Evonik Industries AG		197,574
187	Fielmann AG(1)		14,405
1,279	Fresenius Medical Care AG & Co. KGaA		122,784
1,791	Fresenius SE & Co. KGaA		153,327
2,531	Hannover Rueck SE		302,962
2,576	Hella KGaA Hueck & Co.		126,616
298	HOCHTIEF AG		54,517
1,834	Innogy SE(2)		72,093
2,224	K+S AG(1)		56,870
431	Krones AG(1)		49,846
368	Linde AG		69,590
963	MAN SE		103,102
2,701	Merck KGaA		325,776
2,540	METRO AG		85,621
2,311	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		465,352
1,375	OSRAM Licht AG		109,386
27,127	Schaeffler AG (Preference Shares)(1)		387,984
378	Suedzucker AG(1)		7,866

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

9,775	Talanx AG*	$	364,568
28,968	Telefonica Deutschland Holding AG(1)		144,482

			5,331,703

	Hong Kong - 5.3%
3,445	BOC Hong Kong Holdings Ltd.		16,483
895,688	Champion REIT		570,243
42,520	Chow Tai Fook Jewellery Group Ltd.		45,045
8,980	CLP Holdings Ltd.		95,017
65,233	Dairy Farm International Holdings Ltd.(1)		514,036
5,310	Hang Seng Bank Ltd.		111,078
348,109	HK Electric Investments & HK Electric Investments Ltd. UNIT(2)		320,174
240,917	HKT Trust & HKT Ltd. UNIT		316,019
64,184	Hongkong Land Holdings Ltd.		472,394
2,326	Jardine Matheson Holdings Ltd.		149,329
6,585	Jardine Strategic Holdings Ltd.(1)		274,529
80,188	Link REIT		610,158
170,575	PCCW Ltd.		97,016
26,735	VTech Holdings Ltd.		423,639
123,792	WH Group Ltd.(2)		124,958
4,761	Wheelock & Co., Ltd.		35,922
26,611	Yue Yuen Industrial Holdings Ltd.		110,447

			4,286,487

	Ireland - 1.2%
560	DCC plc		50,846
5,839	ICON plc*(1)		570,996
1,817	Kerry Group plc Class A		156,112
1,968	Ryanair Holdings plc ADR*		211,777

			989,731

	Israel - 2.3%
8,661	Bank Hapoalim BM		58,423
35,616	Bank Leumi Le-Israel BM		173,197
186,959	Bezeq The Israeli Telecommunication Corp. Ltd.		310,464
1,404	Elbit Systems Ltd.		173,121
22,359	Israel Discount Bank Ltd. Class A*		58,939
2,089,163	Isramco Negev 2 L.P.		314,300
25,065	Mizrahi Tefahot Bank Ltd.		456,093
2,519	Taro Pharmaceutical Industries Ltd.*(1)		282,279
1,585	Teva Pharmaceutical Industries Ltd.		52,414

			1,879,230

	Italy - 2.8%
3,467	Assicurazioni Generali S.p.A.		56,981
2,147	DiaSorin S.p.A.		164,679
6,113	Enel S.p.A.		32,728
1,584	Eni S.p.A.		23,775
3,713	Ferrari N.V.		318,250
46,968	Hera S.p.A.		143,352
6,765	Italgas S.p.A.		34,119
126,437	Parmalat S.p.A.(1)		436,949
24,128	Poste Italiane S.p.A.(1)(2)		164,978
89,763	PRADA S.p.A.		334,033
6,962	Recordati S.p.A.		282,047
32,763	Snam S.p.A.		142,596
36,648	UnipolSai S.p.A.(1)		79,878

			2,214,365

	Japan - 19.7%
405	ABC-Mart, Inc.		23,826
5	Advance Residence Investment Corp. REIT		12,438
20,959	Aeon Co., Ltd.		318,414
1,737	Aisin Seiki Co., Ltd.		88,891
678	Ajinomoto Co., Inc.		14,642
3,382	Alfresa Holdings Corp.		65,226
18,417	ANA Holdings, Inc.		63,991
2,058	Aoyama Trading Co., Ltd.		73,356

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

61,887	Aozora Bank Ltd.	$	235,739
200	Asahi Group Holdings Ltd.		7,526
31,094	Asahi Kasei Corp.		334,158
14,765	Astellas Pharma, Inc.		180,620
2,500	Azbil Corp.		95,007
5,359	Bandai Namco Holdings, Inc.		182,672
2,787	Benesse Holdings, Inc.		105,170
8,397	Bic Camera, Inc.(1)		89,082
5,493	Bridgestone Corp.		236,616
5,185	Brother Industries Ltd.		119,657
9,397	Canon Marketing Japan, Inc.		213,766
11,203	Canon, Inc.(1)		380,479
2,067	Chubu Electric Power Co., Inc.		27,456
12,864	Citizen Watch Co., Ltd.		90,217
560	COMSYS Holdings Corp.		11,528
3,837	Dai-ichi Life Holdings, Inc.		69,203
6,636	Daiichi Sankyo Co., Ltd.		156,332
716	Daito Trust Construction Co., Ltd.		111,485
22,817	Daiwa Securities Group, Inc.		135,204
581	Ebara Corp.		16,081
2,300	FamilyMart Co., Ltd.(1)		131,622
9,000	Fuji Media Holdings, Inc.		122,232
3,620	FUJIFILM Holdings Corp.		130,160
35,489	Fujitsu Ltd.		261,461
33,808	GungHo Online Entertainment, Inc.		86,957
2,621	Heiwa Corp.		58,434
893	Hikari Tsushin, Inc.		93,941
1,000	Hisamitsu Pharmaceutical Co., Inc.(1)		47,882
537	Hitachi Chemical Co., Ltd.		16,011
3,507	Hitachi High-Technologies Corp.		136,085
28,368	Hitachi Ltd.		174,056
2,234	Hitachi Transport System Ltd.		52,510
444	Honda Motor Co., Ltd.		12,108
4,949	House Foods Group, Inc.		124,033
5,121	Hoya Corp.(1)		265,849
3,619	Idemitsu Kosan Co., Ltd.(1)		102,747
5,036	Ito En Ltd.		183,763
6,771	ITOCHU Corp.		100,577
11,951	Itochu Techno-Solutions Corp.		418,008
11,593	Japan Airlines Co., Ltd.		358,438
4,181	Japan Post Holdings Co., Ltd.		51,872
5,119	Japan Post Insurance Co., Ltd.		112,895
275	Japan Tobacco, Inc.		9,660
30,938	JX Holdings, Inc.		135,113
12,174	K’s Holdings Corp.(1)		237,824
400	Kagome Co., Ltd.		12,175
349	Kaken Pharmaceutical Co., Ltd.		19,040
5,882	Kaneka Corp.		44,811
670	Kansai Electric Power Co., Inc.		9,225
981	Kao Corp.		58,252
8,051	KDDI Corp.		213,169
457	Kirin Holdings Co., Ltd.		9,310
11,388	Konica Minolta, Inc.		94,461
3,493	Kuraray Co., Ltd.(1)		63,356
400	Kurita Water Industries Ltd.		10,894
2,422	Lawson, Inc.		169,428
5,231	Lion Corp.		108,289
11,550	Medipal Holdings Corp.		213,607
316	MEIJI Holdings Co., Ltd.		25,621
8,012	Mitsubishi Electric Corp.		115,196
2,192	Mitsubishi Gas Chemical Co., Inc.		46,333
15,927	Mitsubishi Tanabe Pharma Corp.		367,982
3,860	Mixi, Inc.(1)		214,712
745	MS&AD Insurance Group Holdings, Inc.		25,023
12,174	NEC Corp.		32,288
3,238	NH Foods Ltd.		98,414

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

2,994	Nichirei Corp.	$	83,936
2,675	Nihon Kohden Corp.		61,756
6,140	Nikon Corp.(1)		98,144
8,281	Nippo Corp.		166,490
5,768	Nippon Kayaku Co., Ltd.		81,623
7,053	Nippon Telegraph & Telephone Corp.		333,316
12,600	Nipro Corp.(1)		164,284
6,070	Nissan Motor Co., Ltd.		60,397
2,160	NTT Data Corp.		24,030
12,024	NTT DoCoMo, Inc.		283,799
47,755	Osaka Gas Co., Ltd.		195,296
2,369	Otsuka Corp.		146,956
5,404	Otsuka Holdings Co., Ltd.		230,377
12,669	Panasonic Corp.		171,837
3,067	Park24 Co., Ltd.(1)		77,958
27,900	Recruit Holdings Co., Ltd.		479,485
11,166	Resona Holdings, Inc.		61,465
14,569	Ricoh Co., Ltd.(1)		128,626
5,928	Rohto Pharmaceutical Co. Ltd.		122,506
300	Sankyo Co., Ltd.		10,173
1,968	Sawai Pharmaceutical Co. Ltd.(1)		110,520
5,408	Sega Sammy Holdings, Inc.		72,774
8,574	Seiko Epson Corp.		190,694
5,465	Sekisui Chemical Co., Ltd.		97,812
5,248	Sekisui House Ltd.		92,457
2,089	Seven & I Holdings Co., Ltd.		86,044
2,140	Shimamura Co., Ltd.		262,072
20,458	Skylark Co., Ltd.(1)		293,870
300	Square Enix Holdings Co., Ltd.		9,826
3,893	Subaru Corp.		131,176
2,617	Sugi Holdings Co., Ltd.		140,213
1,701	Sumitomo Dainippon Pharma Co., Ltd.		23,208
2,229	Sumitomo Forestry Co., Ltd.		35,034
6,289	Sumitomo Rubber Industries Ltd.(1)		106,123
3,607	Suntory Beverage & Food Ltd.		167,573
2,982	Suzuken Co., Ltd.		98,993
3,044	Takeda Pharmaceutical Co., Ltd.		154,665
464	Terumo Corp.		18,273
28,558	Toho Gas Co., Ltd.		207,907
2,014	Tokyo Electron Ltd.		271,736
53,483	Tokyo Gas Co., Ltd.		278,125
619	Toyo Suisan Kaisha Ltd.		23,717
11,247	Tsumura & Co.		456,446
279	Tsuruha Holdings, Inc.		29,623
2,389	TV Asahi Holdings Corp.		43,056
85,725	Ube Industries Ltd.		220,492
891	Welcia Holdings Co., Ltd.		32,988
2,049	West Japan Railway Co.		144,721
11,557	Yamada Denki Co., Ltd.(1)		57,394
8,080	Yamazaki Baking Co. Ltd.		161,010
535	Yokohama Rubber Co., Ltd.		10,737
3,653	Zensho Holdings Co., Ltd.(1)		66,291

			15,912,630

	Jersey - 0.1%
749	Randgold Resources Ltd.		66,207

	Luxembourg - 0.7%
6,086	Grand City Properties S.A.		121,787
184,201	L’Occitane International S.A.		422,840

			544,627

	Malta - 0.1%
10,233	Kindred Group plc SDR		115,620

	Netherlands - 3.8%
9,912	Aegon N.V.		50,545
1,667	Akzo Nobel N.V.		144,670

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

21,344	ASR Nederland N.V.	$	718,754
4,070	GrandVision N.V.(2)		108,856
309	Heineken Holding N.V.		28,283
12,138	Koninklijke Ahold Delhaize N.V.		231,748
1,281	Koninklijke DSM N.V.		92,981
16,691	NN Group N.V.		592,429
20,454	Philips Lighting N.V.(1)(2)		753,987
9,917	Royal Dutch Shell plc Class A		262,142
2,609	Wolters Kluwer N.V.		110,294

			3,094,689

	New Zealand - 2.4%
250,804	Air New Zealand Ltd.		598,662
26,559	Fisher & Paykel Healthcare Corp. Ltd.		222,662
40,906	Fletcher Building Ltd.		239,312
70,452	Fonterra Co-operative Group Ltd. UNIT		309,510
40,944	Meridian Energy Ltd.		87,239
110,173	Spark New Zealand Ltd.		304,230
31,739	Z Energy Ltd.(1)		183,590

			1,945,205

	Norway - 0.4%
9,257	Leroy Seafood Group ASA		50,116
4,490	Statoil ASA		74,185
4,486	Yara International ASA		167,944

			292,245

	Portugal - 0.2%
2,501	Galp Energia SGPS S.A.		37,810
4,334	Jeronimo Martins SGPS S.A.		84,478

			122,288

	Russia - 0.0%
2,696	Polymetal International plc(1)		30,152

	Singapore - 3.1%
51,104	BOC Aviation Ltd.(2)		270,366
49,098	ComfortDelGro Corp. Ltd.(1)		82,017
21,404	DBS Group Holdings Ltd.		322,416
179,987	Keppel REIT(1)		149,679
211,734	Mapletree Greater China Commercial Trust REIT		166,084
78,733	Mapletree Industrial Trust REIT		106,361
42,682	Oversea-Chinese Banking Corp. Ltd.		334,487
48,011	SATS Ltd.		178,187
38,588	Singapore Airlines Ltd.		283,626
60,647	Singapore Post Ltd.(1)		58,584
177,837	StarHub Ltd.(1)		351,321
5,753	United Overseas Bank Ltd.		96,604
36,542	Wilmar International Ltd.		88,910

			2,488,642

	South Africa - 0.1%
4,445	Mondi plc		116,285

	Spain - 2.3%
3,417	ACS Actividades de Construccion y Servicios S.A.		131,825
1,008	Aena S.A.(2)		196,422
1,201	Amadeus IT Group S.A.		71,709
651	Bolsas y Mercados Espanoles S.A.		23,474
14,304	Cia de Distribucion Integral Logista Holdings S.A.		375,558
4,015	Distribuidora Internacional de Alimentacion S.A.(1)		24,962
6,855	Ebro Foods S.A.		156,369
14,424	Endesa S.A.(1)		331,823
7,101	Gas Natural SDG S.A.(1)		165,949
361	Grupo Catalana Occidente S.A.		15,164
16,248	Iberdrola S.A.		128,480
14,990	Prosegur Cia de Seguridad S.A.		97,281
2,690	Red Electrica Corp. S.A.(1)		56,131

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

1,081	Viscofan S.A.	$	63,866

			1,839,013

	Sweden - 1.6%
16,051	Axfood AB		267,563
22,183	Dometic Group AB(2)		192,517
2,335	Hennes & Mauritz AB Class B(1)		58,108
2,971	ICA Gruppen AB(1)		110,463
1,022	L E Lundbergforetagen AB B Shares		80,577
745	Loomis AB Class B		26,675
745	Nordea Bank AB		9,469
1,822	Skandinaviska Enskilda Banken AB Class A		22,012
7,552	Swedbank AB Class A		183,818
8,133	Tele2 AB Class B(1)		85,047
30,091	Telefonaktiebolaget LM Ericsson Class B(1)		214,947

			1,251,196

	Switzerland - 7.1%
5,121	ABB Ltd.		126,628
529	Allreal Holding AG*		95,840
2,515	Baloise Holding AG		389,206
384	Banque Cantonale Vaudoise		284,897
423	Emmi AG*		318,912
116	EMS-Chemie Holding AG		85,639
31	Georg Fischer AG		30,056
59	Givaudan S.A.(1)		118,166
410	Helvetia Holding AG		234,830
2,147	Kuehne + Nagel International AG		358,711
260	Logitech International S.A.		9,570
2,269	Nestle S.A.		197,722
977	Novartis AG		81,412
872	Panalpina Welttransport Holding AG(1)		122,835
1,794	Roche Holding AG		457,469
2,691	SFS Group AG*		305,728
56	SGS S.A.		135,782
48	Sika AG		308,756
173	Sonova Holding AG		28,127
1,610	STMicroelectronics N.V.		23,101
120	Straumann Holding AG		68,355
3,838	Sunrise Communications Group AG*(2)		301,982
1,815	Swiss Life Holding AG*		613,308
2,627	Swiss Re AG		240,439
24,704	UBS Group AG*		418,935
205	Vifor Pharma AG(1)		22,627
233	Vontobel Holding AG		15,158
1,698	Wolseley plc		103,951
815	Zurich Insurance Group AG		237,526

			5,735,668

	United Kingdom - 9.6%
5,402	Ashtead Group plc		111,499
4,611	AstraZeneca plc		307,558
10,228	BAE Systems plc		84,165
44,093	Beazley plc		279,557
46,075	BP plc		265,012
358	British American Tobacco plc		24,339
9,321	Britvic plc		83,784
23,424	BT Group plc		89,682
10,378	Coca-Cola European Partners plc		420,792
14,429	Compass Group plc		303,636
60,014	ConvaTec Group plc*(2)		248,833
655	Croda International plc		33,054
17,895	Daily Mail & General Trust plc		155,042
720	Diageo plc		21,216
41,535	Direct Line Insurance Group plc		191,745
3,955	Fiat Chrysler Automobiles N.V.*		41,635
15,178	GlaxoSmithKline plc		322,446

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

34,525	HSBC Holdings plc	$	319,171
380	Imperial Brands plc		17,022
2,081	InterContinental Hotels Group plc		115,342
55,430	J Sainsbury plc(1)		181,226
56,645	JD Sports Fashion plc		257,526
8,383	John Wood Group plc(1)		69,745
47,273	Kingfisher plc		184,645
50,681	Legal & General Group plc		170,044
26,519	Marks & Spencer Group plc(1)		114,811
4,959	Metro Bank plc*(1)		231,121
14,783	National Grid plc		182,768
1,797	Next plc(1)		90,007
2,493	Pennon Group plc		26,732
181	Reckitt Benckiser Group plc		18,301
14,359	RELX N.V.		294,789
18,742	RELX plc		404,125
50,477	Rentokil Initial plc		179,195
2,432	Rio Tinto Ltd.(1)		118,028
58,415	Royal Mail plc		319,599
48,633	Saga plc		132,282
17,275	Segro plc REIT		109,773
887	Severn Trent plc		25,140
5,617	Sky plc		72,524
15,636	Smith & Nephew plc		269,112
9,292	SSE plc		175,375
5,715	Tate & Lyle plc		49,144
5,633	Unilever plc		304,021
29,645	Vodafone Group plc		83,850
7,366	WH Smith plc		164,092
19,669	William Hill plc		64,946

			7,728,451

	United States - 0.8%
3,085	Carnival plc		203,569
18,952	International Game Technology plc(1)		346,822
512	Shire plc		28,185
1,439	Thomson Reuters Corp.		66,546

			645,122

	Total Common Stocks (cost $72,370,987)	$	80,369,446

Rights - 0.0%
	Spain - 0.0%
3,189	ACS Actividades de Construccion y Servicios S.A., Expires 7/17/17*	$	2,546

	Total Rights (cost $2,683)	$	2,546

	Total Long-Term Investments (cost $72,373,670)		80,371,992

Short-Term Investments - 0.8%
	Securities Lending Collateral - 0.8%
613,041	State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%(3)		613,041

	Total Short-Term Investments (cost $613,041)	$	613,041

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

Total Investments (cost $72,986,711)^	100.5%	$	80,985,033
Other Assets and Liabilities	(0.5)%		(388,118)

Total Net Assets	100.0%	$	80,596,915

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$8,856,028
Unrealized Depreciation	(857,706)

Net Unrealized Appreciation	$7,998,322

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $5,188,357, which represented 6.4% of total net assets.
(3)	Represents the current daily yield at period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$5,282,664	$5,282,664	$—	$—
Austria	663,154	663,154	—	—
Belgium	730,612	730,612	—	—
Bermuda	44,419	44,419	—	—
Canada	9,074,866	9,074,866	—	—
China	386,099	386,099	—	—
Denmark	1,544,427	1,544,427	—	—
Finland	414,808	414,808	—	—
France	5,598,841	5,598,841	—	—
Germany	5,331,703	5,331,703	—	—
Hong Kong	4,286,487	4,286,487	—	—
Ireland	989,731	989,731	—	—
Israel	1,879,230	1,879,230	—	—
Italy	2,214,365	2,214,365	—	—
Japan	15,912,630	15,912,630	—	—
Jersey	66,207	66,207	—	—
Luxembourg	544,627	544,627	—	—
Malta	115,620	115,620	—	—
Netherlands	3,094,689	3,094,689	—	—
New Zealand	1,945,205	1,945,205	—	—
Norway	292,245	292,245	—	—
Portugal	122,288	122,288	—	—
Russia	30,152	30,152	—	—
Singapore	2,488,642	2,488,642	—	—
South Africa	116,285	116,285	—	—
Spain	1,839,013	1,839,013	—	—
Sweden	1,251,196	1,251,196	—	—
Switzerland	5,735,668	5,735,668	—	—
United Kingdom	7,728,451	7,728,451	—	—
United States	645,122	645,122	—	—
Rights	2,546	2,546	—	—
Short-Term Investments	613,041	613,041	—	—

Total	$80,985,033	$80,985,033	$—	$—

(1) For the period ended June 30, 2017, there were no transfers between any levels.

Hartford Multifactor Emerging Markets ETF
Schedule of Investments June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Brazil - 3.7%
20,463	Ambev S.A.	$	113,085
19,283	Banco Bradesco S.A. (Preference Shares)		163,832
26,361	Banco do Brasil S.A.		213,227
2,105	BB Seguridade Participacoes S.A.		18,202
14,220	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros		84,764
5,938	BRF S.A.		70,254
7,107	CCR S.A.		36,251
14,396	Cielo S.A.		106,887
22,427	Embraer S.A.		102,413
25,402	Itau Unibanco Holding S.A. (Preference Shares)		281,755
15,226	Kroton Educacional S.A.		68,335
4,308	Lojas Renner S.A.		35,600
33,536	Petroleo Brasileiro S.A. (Preference Shares)*		125,206
1,377	Telefonica Brasil S.A. (Preference Shares)		18,661
4,290	Ultrapar Participacoes S.A.		100,373

			1,538,845

	Chile - 4.6%
415,320	Aguas Andinas S.A. Class A		243,010
485,830	Banco de Chile		63,016
4,924	Banco de Credito e Inversiones		274,806
882,069	Banco Santander Chile		56,051
74,612	Cencosud S.A.		197,910
4,581	Cia Cervecerias Unidas S.A.		60,001
57,475	Colbun S.A.		12,345
2,806	Empresa Nacional de Telecomunicaciones S.A.		30,542
5,800	Empresas CMPC S.A.		13,845
12,820	Empresas COPEC S.A.		139,805
161,695	Enel Generacion Chile S.A.		121,674
811,170	Enersis Americas S.A.		153,649
603,905	Enersis Chile S.A.		66,139
20,673,464	Itau CorpBanca		183,775
5,149	Latam Airlines Group S.A.		57,150
31,616	SACI Falabella		259,411
283	Sociedad Quimica y Minera de Chile S.A. Class B, (Preference Shares)		9,376

			1,942,505

	China - 6.9%
3,000	Anhui Conch Cement Co., Ltd. Class H		10,434
2,444	Autohome, Inc. ADR*(1)		110,860
740	Baidu, Inc. ADR*		132,356
634,000	Bank of China Ltd. Class H		311,053
58,000	Bank of Communications Co., Ltd. Class H		40,938
264,000	China Construction Bank Corp. Class H		204,600
356,000	China Everbright Bank Co., Ltd. Class H		166,452
1,742	China Lodging Group Ltd. ADR*		140,545
50,500	China Merchants Bank Co., Ltd. Class H		152,345
406,000	China Petroleum & Chemical Corp. Class H		316,731
66,000	China Railway Construction Corp. Ltd. Class H		86,067
15,000	China Railway Group Ltd. Class H		11,817
562,000	China Telecom Corp. Ltd. Class H		267,089
58,800	Chongqing Changan Automobile Co., Ltd. Class B		77,582
82,000	CNOOC Ltd.		89,810
60,000	CSPC Pharmaceutical Group Ltd.		87,620
56,000	Lenovo Group Ltd.		35,366
362	NetEase, Inc. ADR		108,828
88,000	PICC Property & Casualty Co., Ltd. Class H		146,996
24,500	Ping An Insurance Group Co. of China Ltd. Class H		161,472
233	SINA Corp.*		19,798
12,400	Sinopharm Group Co., Ltd. Class H		56,072
1,000	Tencent Holdings Ltd.		35,765
23	Weibo Corp. ADR*		1,529

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

204,000	Zall Group Ltd.*	$	116,289

			2,888,414

	Colombia - 3.3%
58,209	Almacenes Exito S.A.		292,277
30,610	Banco Davivienda S.A. (Preference Shares)		337,454
10,430	Bancolombia S.A. (Preference Shares)		115,734
12,568	Corp. Financiera Colombiana S.A.		110,003
10,105	Grupo Argos S.A.		68,600
4,609	Grupo de Inversiones Suramericana S.A.		59,742
30,863	Grupo Nutresa S.A.		266,699
28,931	Interconexion Electrica S.A. ESP		126,328

			1,376,837

	Hong Kong - 0.1%
55,000	Sino Biopharmaceutical Ltd.		48,614

	India - 5.9%
6,842	Axis Bank Ltd. GDR		272,312
6,804	Dr. Reddy’s Laboratories Ltd. ADR		286,721
2,804	HDFC Bank Ltd. ADR		243,864
40,079	ICICI Bank Ltd. ADR		359,505
23,036	Infosys Ltd. ADR(1)		346,001
6,880	Reliance Industries Ltd. GDR*(2)		291,712
6,915	State Bank of India GDR		293,887
11,650	Tata Motors Ltd. ADR		384,566

			2,478,568

	Indonesia - 7.3%
743,000	Adaro Energy Tbk PT		88,084
351,600	Astra International Tbk PT		235,455
194,300	Bank Central Asia Tbk PT		264,607
316,300	Bank Mandiri Persero Tbk PT		302,594
527,500	Bank Negara Indonesia Persero Tbk PT		261,227
254,000	Bank Rakyat Indonesia Persero Tbk PT		290,640
348,800	Bumi Serpong Damai Tbk PT		47,894
8,800	Gudang Garam Tbk PT		51,701
123,900	Indocement Tunggal Prakarsa Tbk PT		171,522
170,800	Indofood Sukses Makmur Tbk PT		110,214
717,800	Kalbe Farma Tbk PT		87,520
50,700	Matahari Department Store Tbk PT		53,924
795,300	Perusahaan Gas Negara Persero Tbk		134,266
233,100	Semen Indonesia Persero Tbk PT		174,901
236,500	Surya Citra Media Tbk PT		45,960
1,151,100	Telekomunikasi Indonesia Persero Tbk PT		390,394
167,500	United Tractors Tbk PT		344,991

			3,055,894

	Malaysia - 7.8%
143,000	AMMB Holdings Bhd		162,566
119,000	Axiata Group Bhd		133,896
14,100	British American Tobacco Malaysia Bhd		142,621
179,400	CIMB Group Holdings Bhd		274,994
120,700	DiGi.Com Bhd		140,589
14,900	Fraser & Neave Holdings Bhd		87,818
7,800	Genting Bhd		17,099
105,800	Genting Malaysia Bhd		135,557
23,288	Hong Leong Bank Bhd		84,957
145,300	IJM Corp. Bhd		117,116
74,800	IOI Corp. Bhd		77,542
69,600	KLCCP Stapled Group		129,548
5,700	Kuala Lumpur Kepong Bhd		33,037
170,400	Malayan Banking Bhd		382,270
78,900	Maxis Bhd		102,010
48,500	MISC Bhd		84,286
120,100	Petronas Chemicals Group Bhd		198,644
53,900	Public Bank Bhd		255,145
72,100	Sime Darby Bhd		159,564

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

92,200	SP Setia Bhd Group	$	74,960
56,800	Telekom Malaysia Bhd		87,992
81,600	Tenaga Nasional Bhd		268,791
50,800	UMW Holdings Bhd*		70,650
156,500	YTL Corp. Bhd		53,228

			3,274,880

	Mexico - 4.9%
51,968	Alfa S.A.B. de C.V. Class A		74,134
333,135	America Movil S.A.B. de C.V. Series L		268,720
48,061	Coca-Cola Femsa S.A.B. de C.V. Series L		408,312
51,810	Fibra Uno Administracion S.A. de C.V. REIT		98,526
14,074	Gruma S.A.B. de C.V. Class B		184,038
35,456	Grupo Bimbo S.A.B. de C.V. Series A		89,327
26,829	Grupo Financiero Banorte S.A.B. de C.V. Series O		171,041
72,358	Grupo Mexico S.A.B. de C.V. Series B		204,164
59,776	Kimberly-Clark de Mexico S.A.B. de C.V. Class A		126,819
13,903	Mexichem S.A.B. de C.V.		37,424
47,110	Nemak S.A.B. de C.V.(1)(2)		45,315
2,207	Promotora y Operadora de Infraestructura S.A.B. de C.V.		26,370
136,622	Wal-Mart de Mexico S.A.B. de C.V.		318,009

			2,052,199

	Philippines - 6.6%
162,340	Aboitiz Equity Ventures, Inc.		244,990
8,990	Ayala Corp.		151,437
104,800	Ayala Land, Inc.		82,556
139,780	BDO Unibank, Inc.		343,494
1,400,200	Energy Development Corp.		167,880
5,330	GT Capital Holdings, Inc.		127,810
152,050	JG Summit Holdings, Inc.		244,076
23,420	Jollibee Foods Corp.		94,683
1,443,200	Metro Pacific Investments Corp.		182,760
4,645	PLDT, Inc.		165,511
214,900	Puregold Price Club, Inc.		189,730
153,570	Robinsons Retail Holdings, Inc.		264,776
93,280	Semirara Mining & Power Corp.		296,699
110,200	SM Prime Holdings, Inc.		72,069
41,710	Universal Robina Corp.		134,652

			2,763,123

	Poland - 6.0%
7,629	Alior Bank S.A.*		127,037
13,832	Asseco Poland S.A.		181,913
79,757	Bank Millennium S.A.*		160,232
5,443	Bank Pekao S.A.		183,180
1,315	Bank Zachodni WBK S.A.		121,383
3,893	CD Projekt S.A.		90,325
1,137	Cyfrowy Polsat S.A.*		7,564
7,159	Eurocash S.A.		59,847
1,312	ING Bank Slaski S.A.*		64,516
1,683	KGHM Polska Miedz S.A.		50,218
13	LPP S.A.		25,065
123	mBank S.A.*		15,327
91,074	Orange Polska S.A.*		125,990
23,947	PGE Polska Grupa Energetyczna S.A.		78,203
14,357	Polski Koncern Naftowy Orlen S.A.		433,230
112,656	Polskie Gornictwo Naftowe i Gazownictwo S.A.		191,998
20,041	Powszechna Kasa Oszczednosci Bank Polski S.A.*		186,234
24,439	Powszechny Zaklad Ubezpieczen S.A.		293,864
109,816	Tauron Polska Energia S.A.*		106,017

			2,502,143

	Russia - 2.7%
38,824	Gazprom PJSC ADR		153,665
3,932	Lukoil PJSC ADR		191,489
6,358	Magnit PJSC GDR		216,172

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

9,594	MMC Norilsk Nickel PJSC ADR	$	132,397
397	Novatek PJSC GDR		44,226
31,988	Surgutneftegas OJSC ADR		137,548
6,286	Tatneft PJSC ADR		236,982

			1,112,479

	South Africa - 5.8%
1,922	AngloGold Ashanti Ltd.		18,776
1,433	Aspen Pharmacare Holdings Ltd.		31,400
15,886	Barclays Africa Group Ltd.		174,288
30,137	Bidvest Group Ltd.		362,449
34,328	FirstRand Ltd.(1)		123,531
55,859	Growthpoint Properties Ltd. REIT		104,364
1,704	Kumba Iron Ore Ltd.*		22,266
5,316	Mr. Price Group Ltd.(1)		63,293
14,511	MTN Group Ltd.		126,366
9,709	Nedbank Group Ltd.		154,714
65,415	Netcare Ltd.		128,459
144,553	Redefine Properties Ltd. REIT		116,062
12,185	RMB Holdings Ltd.		54,636
23,611	Sanlam Ltd.		116,771
25,017	Sappi Ltd.		166,284
5,474	Sasol Ltd.		153,117
6,377	Shoprite Holdings Ltd.		97,038
15,788	Standard Bank Group Ltd.		173,563
3,226	Tiger Brands Ltd.		90,582
6,729	Vodacom Group Ltd.		84,363
13,039	Woolworths Holdings Ltd.		61,351

			2,423,673

	South Korea - 9.4%
57	Amorepacific Corp.		15,145
137	AmorePacific Group		15,566
1,785	BNK Financial Group, Inc.		17,083
126	CJ Corp.		20,869
1,134	Coway Co., Ltd.		103,077
1,610	Dongbu Insurance Co., Ltd.		95,687
68	E-Mart, Inc.		13,937
2,064	Hana Financial Group, Inc.		81,629
1,577	Hankook Tire Co., Ltd.		87,661
2,152	Hyundai Engineering & Construction Co., Ltd.		86,614
430	Hyundai Glovis Co., Ltd.		59,004
428	Hyundai Mobis Co., Ltd.		93,519
622	Hyundai Motor Co.		86,710
5,746	Industrial Bank of Korea		71,564
654	Kangwon Land, Inc.		19,920
1,065	KB Financial Group, Inc.		53,708
4,541	Kia Motors Corp.		151,611
2,465	Korea Electric Power Corp.		87,901
203	Korea Zinc Co., Ltd.		80,905
1,128	KT&G Corp.		115,349
630	LG Chem Ltd.		160,232
4,487	LG Display Co., Ltd.		145,495
1,616	LG Electronics, Inc.		113,275
75	LG Household & Health Care Ltd.		65,158
16,678	LG Uplus Corp.		227,397
221	Lotte Chemical Corp.		66,446
59	NAVER Corp.		43,213
113	NCSoft Corp.		37,481
393	POSCO		98,581
104	S-Oil Corp.		8,617
233	Samsung Electronics Co., Ltd.		484,063
309	Samsung Fire & Marine Insurance Co., Ltd.		76,025
983	Samsung Life Insurance Co., Ltd.		100,521
2,049	Shinhan Financial Group Co., Ltd.		88,289
1,259	SK Holdings Co., Ltd.		305,906
3,756	SK Hynix, Inc.		221,260

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

344	SK Innovation Co., Ltd.	$	47,655
556	SK Telecom Co., Ltd.		129,263
8,352	Woori Bank		134,680

			3,911,016

	Taiwan - 10.6%
52,000	Acer, Inc.*		27,265
8,000	Asustek Computer, Inc.		75,608
140,000	AU Optronics Corp.		63,971
4,000	Catcher Technology Co., Ltd.		47,797
73,000	Cathay Financial Holding Co., Ltd.		120,227
5,080	Chailease Holding Co., Ltd.		14,161
35,242	Chang Hwa Commercial Bank Ltd.		20,216
30,000	Cheng Shin Rubber Industry Co., Ltd.		63,807
23,115	Chicony Electronics Co., Ltd.		58,585
177,000	China Development Financial Holding Corp.		51,378
150,208	China Life Insurance Co., Ltd.		149,615
38,000	China Steel Corp.		30,917
22,000	Chunghwa Telecom Co., Ltd.		78,106
113,000	Compal Electronics, Inc.		76,151
146,628	CTBC Financial Holding Co., Ltd.		96,161
6,105	Delta Electronics, Inc.		33,415
52,527	E.Sun Financial Holding Co., Ltd.		32,290
106,650	Eva Airways Corp.		52,764
42,540	Far Eastern New Century Corp.		34,611
46,000	Far EasTone Telecommunications Co., Ltd.		117,193
132,443	First Financial Holding Co., Ltd.		88,600
26,301	Foxconn Technology Co., Ltd.		79,370
48,000	Fubon Financial Holding Co., Ltd.*		76,450
4,000	Giant Manufacturing Co., Ltd.		22,880
88,030	Hon Hai Precision Industry Co., Ltd.		338,577
2,000	Hotai Motor Co., Ltd.		25,049
158,526	Hua Nan Financial Holdings Co., Ltd.		91,978
524,000	Innolux Corp.		273,886
143,000	Inventec Corp.		116,581
1,000	Largan Precision Co., Ltd.		159,435
92,245	Lite-On Technology Corp.		151,619
7,000	MediaTek, Inc.		59,944
86,273	Mega Financial Holding Co., Ltd.		71,752
10,000	Nan Ya Plastics Corp.		24,819
18,000	Novatek Microelectronics Corp.		72,781
50,000	Pegatron Corp.		156,640
38,000	Pou Chen Corp.		52,590
10,000	President Chain Store Corp.		89,908
15,000	Quanta Computer, Inc.		35,503
64,000	Radiant Opto-Electronics Corp.		142,433
22,000	Ruentex Development Co., Ltd.*		24,806
249,489	Shin Kong Financial Holding Co., Ltd.*		66,432
28,000	Simplo Technology Co., Ltd.		95,266
113,895	SinoPac Financial Holdings Co., Ltd.		34,820
25,600	Synnex Technology International Corp.		28,697
44,000	Taiwan Cement Corp.		50,914
68,108	Taiwan Cooperative Financial Holding Co., Ltd.		36,159
23,000	Taiwan Mobile Co., Ltd.*		86,571
35,000	Taiwan Semiconductor Manufacturing Co., Ltd.		239,892
56,000	Teco Electric and Machinery Co., Ltd.		53,846
36,800	Uni-President Enterprises Corp.		73,794
108,000	United Microelectronics Corp.		52,367
33,000	Vanguard International Semiconductor Corp.		65,089
59,121	Wistron Corp.		60,151
36,000	WPG Holdings Ltd.		48,047
131,757	Yuanta Financial Holding Co., Ltd.		58,039

			4,449,923

	Thailand - 8.3%
40,800	Advanced Info Service PCL NVDR		213,188
136,200	Bangkok Dusit Medical Services PCL NVDR		76,981

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

102,867	Banpu PCL NVDR		$	50,268
21,000	Bumrungrad Hospital PCL NVDR			106,020
12,800	Central Pattana PCL NVDR			26,094
150,200	Charoen Pokphand Foods PCL NVDR			109,654
28,200	CP ALL PCL NVDR			52,091
45,100	Delta Electronics Thailand PCL NVDR			115,173
6,600	Glow Energy PCL NVDR			15,300
15,700	Indorama Ventures PCL NVDR			17,563
500,800	IRPC PCL NVDR			78,872
49,000	Kasikornbank PCL NVDR			286,326
517,300	Krung Thai Bank PCL NVDR			286,289
390,900	Land & Houses PCL NVDR			115,072
29,060	Minor International PCL NVDR			34,432
206,600	Pruksa Holding PCL NVDR			135,625
42,900	PTT Exploration & Production PCL NVDR			108,923
107,700	PTT Global Chemical PCL NVDR			217,175
22,800	PTT PCL NVDR			248,337
69,600	Ratchaburi Electricity Generating Holding PCL NVDR			106,541
61,400	Siam Commercial Bank PCL NVDR			281,063
277,600	Thai Beverage PCL			181,458
41,600	Thai Oil PCL NVDR			96,744
265,600	Thai Union Group PCL NVDR			164,974
2,416,300	TMB Bank PCL NVDR			163,600
125,900	Total Access Communication PCL NVDR			194,576

				3,482,339

	Turkey - 5.6%
37,824	Akbank TAS			105,229
1,561	Anadolu Efes Biracilik Ve Malt Sanayii AS			9,678
21,105	Arcelik AS			156,136
6,480	BIM Birlesik Magazalar AS			120,032
198,103	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*			165,341
77,977	Enka Insaat ve Sanayi AS			118,873
126,924	Eregli Demir ve Celik Fabrikalari T.A.S.			254,025
26,426	Haci Omer Sabanci Holding AS			81,996
21,027	KOC Holding AS			96,583
5,508	Tupras Turkiye Petrol Rafinerileri AS			158,240
76,203	Turk Hava Yollari AO*			174,145
6,567	Turk Traktor ve Ziraat Makineleri AS			147,185
37,076	Turkcell Iletisim Hizmetleri AS			121,883
44,506	Turkiye Garanti Bankasi AS			123,693
41,788	Turkiye Halk Bankasi AS			155,998
60,949	Turkiye Is Bankasi			128,904
125,663	Turkiye Vakiflar Bankasi TAO			230,810

				2,348,751

	Total Common Stocks (cost $38,020,584)	$		41,650,203

Preferred Stocks - 0.2%
	Brazil - 0.2%
39,922	Itausa - Investimentos Itau S.A.*	$		108,684

	Total Preferred Stocks (cost $100,212)	$		108,684

	Total Long-Term Investments (cost $38,120,796)			41,758,887

Short-Term Investments - 0.8%
	Securities Lending Collateral - 0.8%
317,470	State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%(3)			317,470

	Total Short-Term Investments (cost $317,470)	$		317,470

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

Total Investments (cost $38,438,266)^	100.5%	$	42,076,357
Other Assets and Liabilities	(0.5)%		(208,738)

Total Net Assets	100.0%	$	41,867,619

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	4,398,860
Unrealized Depreciation		(760,769)

Net Unrealized Appreciation	$	3,638,091

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $337,027, which represented 0.8% of total net assets.
(3)	Represents the current daily yield at period end.

Foreign Currency Contracts Outstanding at June 30, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
IDR	Sell	07/03/17	SSG	$11,784	$11,776	$8

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
IDR	Indonesian Rupiah

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$1,538,845	$1,538,845	$—	$—
Chile	1,942,505	1,942,505	—	—
China	2,888,414	2,888,414	—	—
Colombia	1,376,837	1,376,837	—	—
Hong Kong	48,614	48,614	—	—
India	2,478,568	2,478,568	—	—
Indonesia	3,055,894	3,055,894	—	—
Malaysia	3,274,880	3,274,880	—	—
Mexico	2,052,199	2,052,199	—	—
Philippines	2,763,123	2,763,123	—	—
Poland	2,502,143	2,502,143	—	—
Russia	1,112,479	1,112,479	—	—
South Africa	2,423,673	2,423,673	—	—
South Korea	3,911,016	3,911,016	—	—
Taiwan	4,449,923	4,449,923	—	—
Thailand	3,482,339	3,482,339	—	—
Turkey	2,348,751	2,348,751	—	—
Preferred Stocks	108,684	108,684	—	—
Short-Term Investments	317,470	317,470	—	—
Foreign Currency Contracts(2)	8	—	8	—

Total	$42,076,365	$42,076,357	$8	$—

(1) For the period ended June 30, 2017, there were no transfers between any levels.

(2)  Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Multifactor Global Small Cap ETF
Schedule of Investments June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.6%
	Australia - 4.8%
2,906	Abacus Property Group(1)	$	7,222
7,464	Automotive Holdings Group Ltd.(1)		19,180
3,667	BWP Trust REIT		8,382
8,762	Charter Hall Retail REIT(1)		27,354
41,636	Cromwell Property Group REIT		30,340
22,877	CSR Ltd.		74,227
18,336	Downer EDI Ltd.		90,154
17,129	Genworth Mortgage Insurance Australia Ltd.(1)		38,497
11,027	Investa Office Fund		37,132
3,244	JB Hi-Fi Ltd.(1)		58,152
11,979	Metcash Ltd.*(1)		22,052
5,825	Mineral Resources Ltd.		48,478
7,389	Monadelphous Group Ltd.(1)		79,292
2,557	Northern Star Resources Ltd.		9,316
2,560	OZ Minerals Ltd.		14,551
13,796	Regis Resources Ltd.(1)		40,001
1,068	Sandfire Resources NL(1)		4,629
32,816	St. Barbara Ltd.*		73,249

			682,208

	Belgium - 0.5%
12,438	AGFA-Gevaert N.V.*		60,433
204	Tessenderlo Chemie N.V.*		8,760

			69,193

	Bermuda - 0.8%
534	Argo Group International Holdings Ltd.		32,360
8,118	DHT Holdings, Inc.(1)		33,690
242	Enstar Group Ltd.*		48,073

			114,123

	Brazil - 1.6%
6,137	Banco do Estado do Rio Grande do Sul S.A. Class B, (Preference Shares)		24,339
426	Cia de Saneamento do Parana (Preference Shares)		1,401
3,538	Cia Energetica de Minas Gerais (Preference Shares)		8,628
669	Cia Hering		3,988
6,464	EDP - Energias do Brasil S.A.		27,684
932	Equatorial Energia S.A.		15,241
11,605	Ez Tec Empreendimentos e Participacoes S.A.		62,171
15,685	MRV Engenharia e Participacoes S.A.		64,004
5,408	Odontoprev S.A.		19,015

			226,471

	Canada - 6.5%
919	Aecon Group, Inc.		11,421
5,544	Air Canada*		74,193
3,542	BRP, Inc.		103,612
798	Celestica, Inc.*		10,827
1,041	Domtar Corp.		39,995
7,420	Dream Global Real Estate Investment Trust		62,390
2,006	Ensign Energy Services, Inc.(1)		10,704
4,566	Extendicare, Inc.(1)		36,389
3,916	Intertape Polymer Group, Inc.		74,448
5,488	Just Energy Group, Inc.(1)		28,735
2,120	Killam Apartment Real Estate Investment Trust REIT		20,797
3,726	Lucara Diamond Corp.		7,919
4,507	Mercer International, Inc.		51,830
1,577	New Flyer Industries, Inc.		65,863
1,965	North West Co., Inc.(1)		47,298
3,071	Parkland Fuel Corp.		70,254
10,099	Pure Industrial Real Estate Trust		53,501
6,038	Superior Plus Corp.(1)		53,095
4,130	Transcontinental, Inc. Class A(1)		81,729

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

832	Uni-Select, Inc.	$	20,065

			925,065

	China - 9.1%
18,022	BAIC Motor Corp. Ltd. Class H(2)		17,476
79,435	Chaowei Power Holdings Ltd.		46,808
28,753	China BlueChemical Ltd. Class H		6,814
105,445	China Communications Services Corp. Ltd. Class H		60,783
34,716	China Galaxy Securities Co., Ltd. Class H		31,130
11,531	China Lesso Group Holdings Ltd.		8,863
200,232	CIFI Holdings Group Co., Ltd.		89,004
22,356	Dongfeng Motor Group Co., Ltd. Class H		26,433
44,742	Great Wall Motor Co., Ltd. Class H		55,251
56,459	Guangshen Railway Co., Ltd. H Shares		27,989
35,566	Guangzhou R&F Properties Co., Ltd. Class H		55,310
20,226	Jiangnan Group Ltd.		1,762
6,000	KWG Property Holding Ltd.		4,020
104,646	Metallurgical Corp. of China Ltd. Class H		35,389
65,214	Red Star Macalline Group Corp. Ltd. Class H(2)		66,831
31,777	Shanghai Electric Group Co., Ltd. Class H*		15,265
63,082	Shenzhen Expressway Co., Ltd. Class H		57,454
77,500	Sinopec Engineering Group Co., Ltd. Class H		69,891
51,215	Sinotrans Ltd. Class H		26,242
80,219	Tianneng Power International Ltd.		65,869
117,303	Times Property Holdings Ltd.		73,329
26,402	TravelSky Technology Ltd. Class H		77,788
1,088	Weibo Corp. ADR*(1)		72,319
82,706	Weichai Power Co., Ltd. Class H		72,467
10,885	Xingda International Holdings Ltd.		4,406
104,814	Xtep International Holdings Ltd.		40,414
31,637	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(2)		67,193
187,705	Yuzhou Properties Co., Ltd.		111,087

			1,287,587

	Denmark - 0.8%
984	Bakkafrost P/F(1)		36,933
66	Dfds A/S		3,512
5,926	Spar Nord Bank A/S		77,634

			118,079

	France - 1.1%
512	Alten S.A.		42,214
1,611	Gaztransport Et Technigaz S.A.(1)		64,264
130	Groupe Fnac S.A.*		10,511
921	Neopost S.A.		42,701

			159,690

	Georgia - 0.6%
1,765	BGEO Group plc		80,105

	Germany - 0.7%
144	Cewe Stiftung & Co. KGAA		12,126
5,757	Heidelberger Druckmaschinen AG*(1)		17,499
2,093	Jungheinrich AG (Preference Shares)		76,401

			106,026

	Hong Kong - 1.6%
94,075	Emperor Capital Group Ltd.		8,436
10,000	Huabao International Holdings Ltd.*		5,969
2,844	Kingboard Chemical Holdings Ltd.		11,330
43,120	Shenzhen Investment Ltd.		19,057
14,290	Shimao Property Holdings Ltd.		24,456
48,940	Skyworth Digital Holdings Ltd.		30,406
16,926	Texhong Textile Group Ltd.		21,053
92,736	Texwinca Holdings Ltd.		56,427
67,246	Tongda Group Holdings Ltd.		20,071
48,515	Yuexiu Real Estate Investment Trust		30,141

			227,346

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

	Israel - 0.8%
379	Paz Oil Co., Ltd.	$64,740
1,632	Plus500 Ltd.	11,564
1,487	Tower Semiconductor Ltd.*	35,861

		112,165

	Italy - 0.7%
123	Banca IFIS SpA	4,990
38,272	Saras SpA	88,961

		93,951

	Japan - 11.7%
315	Adastria Co., Ltd.	8,775
467	Alpine Electronics, Inc.	6,987
1,881	Amano Corp.	39,157
1,132	AOKI Holdings, Inc.	14,356
1,605	Arcs Co., Ltd.	34,725
594	Asahi Holdings, Inc.	9,764
1,657	Avex Group Holdings, Inc.	22,195
2,076	CKD Corp.	31,613
400	Coca-Cola West Co., Ltd.	11,570
137	cocokara fine, Inc.	6,767
3,067	Daishi Bank Ltd.	14,112
2,349	Doutor Nichires Holdings Co., Ltd.	49,882
1,258	Dydo Drinco, Inc.	63,370
48	Enplas Corp.	1,480
657	Foster Electric Co., Ltd.	11,320
2,567	Fuji Machine Manufacturing Co., Ltd.(1)	36,988
500	Fujitsu General Ltd.	11,588
4,021	Geo Holdings Corp.(1)	41,691
1,167	Heiwado Co., Ltd.	24,958
2,049	Hitachi Kokusai Electric, Inc.	47,797
2,568	Hitachi Maxell Ltd.	52,475
1,447	Inaba Denki Sangyo Co., Ltd.	54,926
8,762	Juroku Bank Ltd.	27,605
1,109	Kanematsu Corp.	2,270
1,168	Kokuyo Co., Ltd.	15,936
1,502	Kuroda Electric Co., Ltd.	29,436
1,981	KYORIN Holdings, Inc.	43,936
1,369	Kyowa Exeo Corp.	23,016
1,137	Kyudenko Corp.	40,730
300	Leopalace21 Corp.(1)	1,864
1,778	Maeda Road Construction Co., Ltd.	35,478
158	Matsumotokiyoshi Holdings Co., Ltd.	8,986
2,491	MCJ Co., Ltd.	26,293
499	Megmilk Snow Brand Co., Ltd.	13,901
3,160	Ministop Co., Ltd.	66,204
2,123	Mirait Holdings Corp.	23,826
341	Mochida Pharmaceutical Co., Ltd.	24,583
429	Morinaga & Co., Ltd.	24,359
1,869	NEC Networks & System Integration Corp.	40,587
9,129	NET One Systems Co., Ltd.	86,529
1,075	Nichiha Corp.	37,887
573	Nihon Unisys Ltd.	9,062
361	Nojima Corp.	5,613
1,660	Noritz Corp.	32,931
769	PAL GROUP Holdings Co., Ltd.	19,978
911	Paramount Bed Holdings Co., Ltd.	39,810
18,331	Pioneer Corp.*	36,708
3,278	Plenus Co., Ltd.	69,230
4,875	Senshu Ikeda Holdings, Inc.	20,566
539	St Marc Holdings Co., Ltd.	16,502
2,169	Sumitomo Bakelite Co., Ltd.	15,289
3,619	T-Gaia Corp.	68,669
174	Taikisha Ltd.	4,590
2,308	Takuma Co., Ltd.(1)	23,170
413	Toho Holdings Co., Ltd.	8,131

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

568	Token Corp.	$69,862
100	Tokyo Seimitsu Co., Ltd.	3,217
2,030	Toppan Forms Co., Ltd.	20,958
396	Unipres Corp.	8,797
1,028	Valor Holdings Co., Ltd.	23,330

		1,666,335

	Luxembourg - 0.1%
751	Altisource Portfolio Solutions S.A.*(1)	16,387

	Netherlands - 0.7%
420	BE Semiconductor Industries N.V.	22,395
96	Cimpress N.V.*(1)	9,075
3,925	PostNL N.V.	18,296
986	TKH Group N.V.	54,699

		104,465

	New Zealand - 0.5%
17,818	Chorus Ltd.(1)	60,404
13,907	Kiwi Property Group Ltd.	14,358

		74,762

	Norway - 0.2%
5,005	Storebrand ASA	34,416

	Portugal - 0.0%
481	REN - Redes Energeticas Nacionais SGPS S.A.(1)	1,504

	Puerto Rico - 0.3%
2,809	Triple-S Management Corp. Class B*	47,500

	Singapore - 0.9%
4,417	Frasers Centrepoint Trust(1)	6,865
1,168	Kulicke & Soffa Industries, Inc.*	22,216
7,475	Venture Corp. Ltd.	65,420
20,700	Yanlord Land Group Ltd.	26,385

		120,886

	South Africa - 1.9%
5,995	Barloworld Ltd.	49,781
12,326	DataTec Ltd.	56,680
17,197	MMI Holdings Ltd.	26,565
1,649	Mondi Ltd.	42,678
8,869	Reunert Ltd.	49,630
6,460	Telkom S.A. SOC Ltd.(1)	30,346
1,152	Wilson Bayly Holmes-Ovcon Ltd.	12,308

		267,988

	South Korea - 5.0%
339	Bukwang Pharmaceutical Co., Ltd.	6,326
2,686	Cheil Worldwide, Inc.	43,196
83	CJ O Shopping Co., Ltd.	13,892
358	Daesang Corp.	8,276
2,321	DGB Financial Group, Inc.	23,937
809	Dongbu HiTek Co., Ltd.*	15,909
382	GS Home Shopping, Inc.	77,258
467	GS Retail Co., Ltd.	21,061
1,919	Hyundai Marine & Fire Insurance Co., Ltd.	65,999
3,900	JB Financial Group Co., Ltd.	21,679
1,837	KB Insurance Co., Ltd.	52,823
119	Korea Petrochemical Ind Co., Ltd.	26,314
5,176	Korean Reinsurance Co.	54,739
2,985	LF Corp.	78,268
118	LG Hausys Ltd.	11,293
814	LS Industrial Systems Co., Ltd.	39,699
4,526	Meritz Fire & Marine Insurance Co., Ltd.	79,313
71	NongShim Co., Ltd.	20,943
194	S&T Motiv Co., Ltd.	8,563
60	S-1 Corp.	5,087
203	Samsung Card Co., Ltd.	6,928

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

462	Soulbrain Co., Ltd.	$30,042
679	Tongyang, Inc.	1,350

		712,895

	Spain - 0.5%
1,768	Tecnicas Reunidas S.A.(1)	68,288

	Sweden - 0.4%
3,998	Bilia AB Class A	39,461
1,287	Mycronic AB(1)	11,711

		51,172

	Switzerland - 0.9%
119	Autoneum Holding AG	32,619
4	dormakaba Holding AG*	3,479
383	Implenia AG	28,715
20	Schweiter Technologies AG	26,001
65	Valiant Holding AG	7,487
71	Valora Holding AG	22,724

		121,025

	Taiwan - 3.5%
11,211	Accton Technology Corp.	28,599
15,496	Elite Material Co., Ltd.	75,137
6,199	Everlight Electronics Co., Ltd.	9,985
199	FLEXium Interconnect, Inc.	749
49,563	Gigabyte Technology Co., Ltd.	66,801
26,000	Micro-Star International Co., Ltd.	60,428
11,469	Powertech Technology, Inc.*	35,402
23,637	Primax Electronics Ltd.	48,486
14,548	Realtek Semiconductor Corp.	52,367
7,871	Tripod Technology Corp.	25,072
36,400	Wan Hai Lines Ltd.	20,522
5,966	Win Semiconductors Corp.	32,752
4,278	Wistron NeWeb Corp.	12,741
16,493	WT Microelectronics Co., Ltd.	24,425

		493,466

	Thailand - 0.5%
1,719	Fabrinet*(1)	73,333

	United Kingdom - 3.9%
4,079	Aldermore Group plc*(1)	11,514
860	Big Yellow Group plc REIT	8,847
6,804	Dart Group plc	54,398
14,364	Debenhams plc(1)	8,070
1,098	Electrocomponents plc	8,229
4,724	Firstgroup plc*	7,713
570	Galliford Try plc	8,596
1,527	Go-Ahead Group plc(1)	34,890
3,573	Greggs plc	50,124
1,038	Halfords Group plc	4,611
25,608	Hansteen Holdings plc REIT	41,413
1,533	Interserve plc	4,605
24,167	JRP Group plc	39,962
11,501	Lookers plc	17,143
5,295	Moneysupermarket.com Group plc	24,327
11,300	OneSavings Bank plc(1)	55,043
8,665	Safestore Holdings plc REIT	47,430
3,664	Sports Direct International plc*(1)	13,859
7,731	UNITE Group plc	65,174
1,813	WS Atkins plc	49,008

		554,956

	United States - 39.0%
1,281	Aaron’s, Inc.	49,831
1,343	Abercrombie & Fitch Co. Class A(1)	16,707
376	ACCO Brands Corp.*	4,380
815	Aceto Corp.	12,592

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

3,355	Alon USA Energy, Inc.(1)	$44,689
729	Amedisys, Inc.*	45,788
2,112	American Eagle Outfitters, Inc.(1)	25,450
576	American National Insurance Co.	67,098
145	American Outdoor Brands Corp.*	3,213
126	American Woodmark Corp.*	12,039
1,185	Amkor Technology, Inc.*	11,577
1,678	AMN Healthcare Services, Inc.*(1)	65,526
1,425	Anika Therapeutics, Inc.*	70,309
1,067	Argan, Inc.(1)	64,020
45	Atrion Corp.	28,949
4,626	Atwood Oceanics, Inc.*	37,702
1,072	AVX Corp.	17,516
1,479	Banc of California, Inc.(1)	31,799
1,532	Barnes & Noble, Inc.(1)	11,643
1,755	Benchmark Electronics, Inc.*	56,686
780	Big Lots, Inc.(1)	37,674
2,794	BioTelemetry, Inc.*	93,459
256	Blackstone Mortgage Trust, Inc. Class A REIT(1)	8,090
1,031	Boise Cascade Co.*	31,342
73	Briggs & Stratton Corp.	1,759
645	Buckle, Inc.(1)	11,481
212	CACI International, Inc. Class A*	26,511
994	Cal-Maine Foods, Inc.*(1)	39,362
442	Cambrex Corp.*	26,410
54	Capella Education Co.	4,622
8,387	Career Education Corp.*	80,515
884	Cato Corp. Class A	15,550
401	Chemed Corp.(1)	82,017
31	Chesapeake Utilities Corp.	2,323
681	Chico’s FAS, Inc.	6,415
700	Children’s Place, Inc.(1)	71,470
297	Cincinnati Bell, Inc.*	5,806
36	Cirrus Logic, Inc.*	2,258
803	Clearwater Paper Corp.*	37,540
116	Coca-Cola Bottling Co. Consolidated	26,549
470	Commercial Metals Co.	9,132
269	Compass Minerals International, Inc.(1)	17,566
313	CONMED Corp.	15,944
1,267	Convergys Corp.	30,129
815	Cooper Tire & Rubber Co.(1)	29,422
645	Cooper-Standard Holdings, Inc.*	65,061
1,404	Corvel Corp.*	66,620
624	CSG Systems International, Inc.	25,322
1,280	Dean Foods Co.	21,760
475	Delek US Holdings, Inc.	12,559
575	Dolby Laboratories, Inc. Class A	28,152
735	Douglas Dynamics, Inc.	24,182
746	Dril-Quip, Inc.*(1)	36,405
680	DSW, Inc. Class A(1)	12,036
480	EchoStar Corp. Class A*	29,136
1,540	Emergent Biosolutions, Inc.*(1)	52,221
937	Employers Holdings, Inc.	39,635
1,456	Ensign Group, Inc.	31,697
1,004	ePlus, Inc.*	74,396
1,243	Express, Inc.*	8,390
90	Farmer Brothers Co.*	2,723
612	FBL Financial Group Class A	37,638
115	First Busey Corp.	3,372
1,679	First Interstate BancSystem, Inc. Class A	62,459
854	Five Prime Therapeutics, Inc.*	25,714
291	Francescas Holdings Corp.*	3,184
488	Fresh Del Monte Produce, Inc.(1)	24,844
571	FutureFuel Corp.	8,616
934	Genesco, Inc.*	31,663
2,053	Geo Group, Inc. REIT	60,707

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

529	Getty Realty Corp. REIT(1)	$13,278
2,218	Globus Medical, Inc. Class A*	73,527
213	Greenbrier Cos., Inc.(1)	9,851
369	Greif, Inc. Class A(1)	20,583
736	Guess?, Inc.(1)	9,406
2,750	H&E Equipment Services, Inc.	56,127
1,304	Hawaiian Holdings, Inc.*(1)	61,223
1,557	Heritage Financial Corp.	41,261
501	HFF, Inc. Class A REIT	17,420
50	Hibbett Sports, Inc.*	1,038
745	Horace Mann Educators Corp.	28,161
109	Hub Group, Inc. Class A*	4,180
54	ICF International, Inc.*	2,543
167	ICU Medical, Inc.*	28,808
595	II-VI, Inc.*	20,409
129	Infinity Property & Casualty Corp.	12,126
990	Ingles Markets, Inc. Class A	32,967
1,007	Innospec, Inc.	66,009
1,597	Insight Enterprises, Inc.*	63,864
802	Insperity, Inc.	56,942
923	Integra LifeSciences Holdings Corp.*(1)	50,313
636	Investment Technology Group, Inc.	13,509
352	Kaman Corp.	17,554
129	Kelly Services, Inc. Class A	2,896
738	Kraton Corp.*	25,417
139	Landstar System, Inc.	11,898
1,895	Lexington Realty Trust REIT	18,779
1,492	LHC Group, Inc.*	101,292
612	LifePoint Health, Inc.*	41,096
3,021	Luminex Corp.	63,804
999	Magellan Health, Inc.*	72,827
556	ManTech International Corp. Class A	23,007
2,560	Marcus & Millichap, Inc. REIT*	67,482
478	Masimo Corp.*	43,584
1,300	Match Group, Inc.*(1)	22,594
3,696	Matrix Service Co.*	34,558
7,840	McDermott International, Inc.*(1)	56,213
29	Meredith Corp.(1)	1,724
1,820	Meridian Bioscience, Inc.	28,665
1,543	Meritor, Inc.*	25,629
1,572	MFA Financial, Inc. REIT	13,189
58	MicroStrategy, Inc. Class A*	11,117
853	MoneyGram International, Inc.*	14,714
1,520	MSG Networks, Inc. Class A*	34,124
56	Myriad Genetics, Inc.*(1)	1,447
482	National Presto Industries, Inc.	53,261
232	National Western Life Group, Inc. Class A	74,152
655	Navigators Group, Inc.	35,960
69	Neenah Paper, Inc.	5,537
45	NETGEAR, Inc.*	1,940
1,066	NeuStar, Inc. Class A*	35,551
68	Northwest Natural Gas Co.	4,070
219	NuVasive, Inc.*	16,845
967	Oil States International, Inc.*	26,254
556	Oritani Financial Corp.(1)	9,480
1,907	Owens & Minor, Inc.	61,386
644	PharMerica Corp.*	16,905
5,687	Photronics, Inc.*	53,458
6,034	Pier 1 Imports, Inc.	31,316
169	Plexus Corp.*	8,884
3,391	Quality Systems, Inc.*	58,359
843	REX American Resources Corp.*	81,400
1,195	RMR Group, Inc. REIT	58,137
4,834	RPX Corp.*	67,434
75	Safety Insurance Group, Inc.	5,123
642	Sanderson Farms, Inc.	74,247

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

1,866	Sanmina Corp.*	$71,095
149	Scholastic Corp.	6,495
1,270	Schweitzer-Mauduit International, Inc.	47,282
6,390	Sciclone Pharmaceuticals, Inc.*	70,290
1,068	Select Comfort Corp.*	37,903
944	Select Income REIT	22,684
560	Select Medical Holdings Corp.*	8,596
1,085	Selective Insurance Group, Inc.	54,304
2,225	Shoe Carnival, Inc.	46,458
941	SpartanNash Co.	24,428
2,494	Steelcase, Inc. Class A	34,916
915	Stepan Co.	79,733
64	Sturm Ruger & Co., Inc.	3,978
1,728	Summit Hotel Properties, Inc. REIT	32,227
1,553	Sunstone Hotel Investors, Inc. REIT	25,034
364	Supernus Pharmaceuticals, Inc.*	15,688
1,984	Sykes Enterprises, Inc.*	66,524
817	Tech Data Corp.*(1)	82,517
787	TeleTech Holdings, Inc.	32,110
1,354	TriCo Bancshares	47,593
324	Trinseo S.A.	22,259
6,196	TrustCo Bank Corp.	48,019
61	TTM Technologies, Inc.*	1,059
267	U.S. Physical Therapy, Inc.	16,127
34	UniFirst Corp.	4,784
869	United Fire Group, Inc.	38,288
1,579	United States Cellular Corp.*	60,507
570	Universal Corp.	36,879
59	Usana Health Sciences, Inc.*	3,782
322	Viad Corp.	15,215
398	Vishay Intertechnology, Inc.(1)	6,607
1,983	Vonage Holdings Corp.*	12,969
635	Wabash National Corp.(1)	13,957
721	Walker & Dunlop, Inc.*	35,206
595	Weis Markets, Inc.(1)	28,988

		5,530,707

	Total Common Stocks (cost $12,013,997)	$14,142,094

Rights - 0.0%
	New Zealand - 0.0%
1,264	Kiwi Property Group Ltd., Expires 7/10/17*	$46

	Total Rights (cost $—)	$46

	Total Long-Term Investments (cost $12,013,997)	14,142,140

Short-Term Investments - 3.5%
	Securities Lending Collateral - 3.5%
491,587	State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%(3)	491,587

	Total Short-Term Investments (cost $491,587)	$491,587

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

Total Investments (cost $12,505,584)^	103.1%	$	14,633,727
Other Assets and Liabilities	(3.1)%		(435,562)

Total Net Assets	100.0%	$	14,198,165

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,469,623
Unrealized Depreciation	(341,480)

Net Unrealized Appreciation	$2,128,143

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $151,500, which represented 1.1% of total net assets.
(3)	Represents the current daily yield at period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$682,208	$682,208	$—	$—
Belgium	69,193	69,193	—	—
Bermuda	114,123	114,123	—	—
Brazil	226,471	226,471	—	—
Canada	925,065	925,065	—	—
China	1,287,587	1,287,587	—	—
Denmark	118,079	118,079	—	—
France	159,690	159,690	—	—
Georgia	80,105	80,105	—	—
Germany	106,026	106,026	—	—
Hong Kong	227,346	227,346	—	—
Israel	112,165	112,165	—	—
Italy	93,951	93,951	—	—
Japan	1,666,335	1,666,335	—	—
Luxembourg	16,387	16,387	—	—
Netherlands	104,465	104,465	—	—
New Zealand	74,762	74,762	—	—
Norway	34,416	34,416	—	—
Portugal	1,504	1,504	—	—
Puerto Rico	47,500	47,500	—	—
Singapore	120,886	120,886	—	—
South Africa	267,988	267,988	—	—
South Korea	712,895	712,895	—	—
Spain	68,288	68,288	—	—
Sweden	51,172	51,172	—	—
Switzerland	121,025	121,025	—	—
Taiwan	493,466	493,466	—	—
Thailand	73,333	73,333	—	—
United Kingdom	554,956	554,956	—	—
United States	5,530,707	5,530,707	—	—
Rights	46	46	—	—
Short-Term Investments	491,587	491,587	—	—

Total	$14,633,727	$14,633,727	$—	$—

(1) For the period ended June 30, 2017, there were no transfers between any levels.

Hartford Multifactor REIT ETF
Schedule of Investments June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Diversified REITs - 9.2%
15,556	Armada Hoffler Properties, Inc. REIT	$	201,450
9,922	Empire State Realty Trust, Inc. Class A, REIT		206,080
19,370	Lexington Realty Trust REIT		191,957
8,329	Select Income REIT		200,146
2,894	WP Carey, Inc. REIT		191,033

			990,666

	Health Care REITs - 10.1%
13,805	CareTrust, Inc. REIT		255,945
4,499	LTC Properties, Inc. REIT		231,204
14,099	Medical Properties Trust, Inc. REIT		181,454
2,867	National Health Investors, Inc. REIT		227,066
7,945	Sabra Healthcare, Inc. REIT		191,474

			1,087,143

	Hotel & Resort REITs - 8.7%
24,802	Ashford Hospitality Trust, Inc. REIT		150,796
2,170	MGM Growth Properties LLC Class A		63,342
3,381	Ryman Hospitality Properties, Inc. REIT		216,418
14,096	Summit Hotel Properties, Inc. REIT		262,891
12,410	Xenia Hotels & Resorts, Inc. REIT		240,382

			933,829

	Industrial REITs - 6.6%
8,440	Duke Realty Corp. REIT		235,898
2,938	EastGroup Properties, Inc. REIT		246,204
8,069	First Industrial Realty Trust, Inc. REIT		230,935

			713,037

	Office REITs - 9.9%
9,435	City Office, Inc. REIT		119,825
2,631	Corporate Office Properties Trust REIT		92,164
25,398	Cousins Properties, Inc. REIT		223,248
4,123	Highwoods Properties, Inc. REIT		209,077
2,820	Kilroy Realty Corp. REIT		211,923
7,449	Mack-Cali Realty Corp. REIT		202,166
	Residential REITs - 13.6%
4,650	Apartment Investment & Management Co. Class A, REIT		199,811
2,577	Camden Property Trust REIT		220,359
2,736	Equity LifeStyle Properties, Inc. REIT		236,226
23,668	Independence Realty Trust, Inc. REIT		233,603
2,121	Mid-America Apartment Communities, Inc. REIT		223,511
9,083	NexPoint Residential Trust, Inc. REIT		226,076
7,175	UMH Properties, Inc. REIT		122,334

			1,461,920

	Retail REITs - 24.1%
4,377	Agree Realty Corp. REIT		200,773
497	Alexander’s, Inc. REIT		209,466
9,319	Brixmor Property Group, Inc. REIT		166,624
21,657	CBL & Associates Properties, Inc. REIT(1)		182,568
1,545	Federal Realty Investment Trust REIT		195,273
8,190	Getty Realty Corp. REIT		205,569
13,889	Ramco-Gershenson Properties Trust REIT		179,168
2,438	Saul Centers, Inc. REIT		141,355
4,649	Seritage Growth Properties REIT(1)		195,026
1,176	Simon Property Group, Inc. REIT		190,230
6,423	Tanger Factory Outlet Centers, Inc. REIT		166,869
3,096	Taubman Centers, Inc. REIT		184,367
7,802	Urban Edge Properties REIT		185,141
16,863	Washington Prime Group, Inc. REIT		141,143
1,488	Weingarten Realty Investors REIT		44,789

			2,588,361

Hartford Multifactor REIT ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

	Specialized REITs - 17.3%
2,409	Coresite Realty Corp. REIT		$	249,404
7,929	CubeSmart REIT			190,613
4,279	CyrusOne, Inc. REIT			238,554
2,014	Digital Realty Trust, Inc. REIT			227,481
4,216	DuPont Fabros Technology, Inc. REIT			257,851
6,814	Gaming and Leisure Properties, Inc. REIT			256,683
5,896	National Storage Affiliates Trust REIT			136,257
950	Public Storage REIT			198,103
1,933	QTS Realty Trust, Inc. Class A, REIT			101,154

				1,856,100

	Total Common Stocks (cost $10,476,811)		$	10,689,459

	Total Long-Term Investments (cost $10,476,811)			10,689,459

Short-Term Investments - 3.6%
	Securities Lending Collateral - 3.6%
389,406	State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%, (2)			389,406

	Total Short-Term Investments (cost $389,406)		$	389,406

	Total Investments (cost $10,866,217)^	103.1%	$	11,078,865
	Other Assets and Liabilities	(3.1)%		(333,655)

	Total Net Assets	100.0%	$	10,745,210

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$502,938
Unrealized Depreciation	(290,290)

Net Unrealized Appreciation	$212,648

(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Represents the current daily yield at period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor REIT ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Real Estate	$10,689,459	$10,689,459	$—	$—
Short-Term Investments	389,406	389,406	—	—

Total	$11,078,865	$11,078,865	$—	$—

(1) For the period ended June 30, 2017, there were no transfers between any levels.

Hartford Multifactor US Equity ETF
Schedule of Investments June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 1.9%
658	Delphi Automotive plc	$	57,674
5,714	Ford Motor Co.		63,940
6,089	General Motors Co.		212,689
2,442	Tenneco, Inc.		141,221
353	Thor Industries, Inc.		36,895

			512,419

	Banks - 6.9%
5,618	Bank of America Corp.		136,293
1,869	BB&T Corp.		84,871
1,660	Citigroup, Inc.		111,021
1,667	Citizens Financial Group, Inc.		59,479
1,213	Cullen/Frost Bankers, Inc.		113,913
357	East West Bancorp, Inc.		20,913
16,119	Federal Home Loan Mortgage Corp.*(1)		35,945
5,180	Fifth Third Bancorp		134,473
173	First Citizens BancShares, Inc. Class A		64,477
15,536	FNMA*(1)		36,199
3,339	JP Morgan Chase & Co.		305,185
1,252	KeyCorp		23,462
271	M&T Bank Corp.(1)		43,888
2,375	MGIC Investment Corp.*		26,600
990	PNC Financial Services Group, Inc.		123,621
2,701	Popular, Inc.		112,659
9,725	Regions Financial Corp.		142,374
2,223	SunTrust Banks, Inc.		126,088
276	US Bancorp		14,330
2,679	Wells Fargo & Co.		148,443
1,137	Zions Bancorp		49,926

			1,914,160

	Capital Goods - 5.3%
438	3M Co.		91,187
560	Boeing Co.		110,740
498	Caterpillar, Inc.		53,515
1,469	Cummins, Inc.		238,301
103	Deere & Co.(1)		12,730
1,824	Eaton Corp. plc		141,962
412	General Dynamics Corp.		81,617
622	HD Supply Holdings, Inc.*		19,052
279	Honeywell International, Inc.		37,188
53	Huntington Ingalls Industries, Inc.		9,866
553	Illinois Tool Works, Inc.		79,217
1,273	Ingersoll-Rand plc		116,339
39	Lockheed Martin Corp.		10,827
414	MSC Industrial Direct Co., Inc. Class A		35,587
264	Northrop Grumman Corp.		67,771
713	PACCAR, Inc.		47,087
147	Parker-Hannifin Corp.		23,494
170	Raytheon Co.		27,452
161	Rockwell Automation, Inc.		26,076
806	Spirit Aerosystems Holdings, Inc. Class A		46,700
454	Stanley Black & Decker, Inc.		63,891
449	United Rentals, Inc.*		50,607
356	United Technologies Corp.		43,471
145	WW Grainger, Inc.(1)		26,177

			1,460,854

	Commercial & Professional Services - 0.9%
462	Deluxe Corp.		31,980
782	ManpowerGroup, Inc.		87,310
145	Republic Services, Inc.		9,241
1,288	Robert Half International, Inc.		61,734

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

797	Waste Management, Inc.	$	58,460

			248,725

	Consumer Durables & Apparel - 1.3%
3,403	Michael Kors Holdings Ltd.*(1)		123,359
679	NIKE, Inc. Class B		40,061
415	Ralph Lauren Corp.(1)		30,627
2,226	Skechers USA, Inc. Class A*		65,667
1,065	Tupperware Brands Corp.(1)		74,795
345	VF Corp.(1)		19,872

			354,381

	Consumer Services - 0.7%
464	Carnival Corp.		30,424
120	Cracker Barrel Old Country Store, Inc.(1)		20,070
619	Hilton Worldwide Holdings, Inc.		38,285
245	McDonald’s Corp.		37,524
1,006	Yum! Brands, Inc.		74,203

			200,506

	Diversified Financials - 2.4%
571	American Express Co.		48,101
1,107	Ameriprise Financial, Inc.		140,910
725	Berkshire Hathaway, Inc. Class B*		122,793
71	BlackRock, Inc.		29,991
893	Capital One Financial Corp.		73,780
184	Charles Schwab Corp.		7,904
154	CME Group, Inc.		19,287
1,336	Discover Financial Services		83,086
322	E*TRADE Financial Corp.*		12,246
1,496	Morgan Stanley		66,662
1,649	Synchrony Financial		49,173

			653,933

	Energy - 6.5%
1,433	Chevron Corp.		149,505
2,482	Continental Resources, Inc.*(1)		80,243
1,726	Exxon Mobil Corp.		139,340
384	Halliburton Co.		16,401
1,237	Helmerich & Payne, Inc.(1)		67,218
433	HollyFrontier Corp.(1)		11,894
6,115	Marathon Petroleum Corp.		319,998
2,813	Phillips 66		232,607
1,064	Targa Resources Corp.		48,093
3,544	Tesoro Corp.		331,718
5,041	Valero Energy Corp.		340,066
438	Williams Cos., Inc.		13,263
1,395	World Fuel Services Corp.		53,638

			1,803,984

	Food & Staples Retailing - 2.9%
272	Casey’s General Stores, Inc.(1)		29,134
289	Costco Wholesale Corp.		46,220
605	CVS Health Corp.		48,678
5,790	Kroger Co.		135,023
1,955	Rite Aid Corp.*		5,767
2,952	Sysco Corp.		148,574
813	US Foods Holding Corp.*		22,130
2,984	Wal-Mart Stores, Inc.		225,829
804	Walgreens Boots Alliance, Inc.		62,961
2,079	Whole Foods Market, Inc.		87,547

			811,863

	Food, Beverage & Tobacco - 2.7%
657	Altria Group, Inc.		48,927
3,156	Archer-Daniels-Midland Co.(1)		130,595
363	Bunge Ltd.		27,080
503	Campbell Soup Co.		26,232

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

1,191	Flowers Foods, Inc.(1)	$	20,616
258	General Mills, Inc.		14,293
562	Hershey Co.		60,342
43	Ingredion, Inc.		5,126
103	Kellogg Co.(1)		7,155
480	PepsiCo, Inc.		55,435
549	Philip Morris International, Inc.		64,480
6,788	Pilgrim’s Pride Corp.*(1)		148,793
283	Reynolds American, Inc.		18,406
15	Seaboard Corp.		59,925
1,118	Tyson Foods, Inc. Class A		70,020

			757,425

	Health Care Equipment & Services - 11.3%
726	Abbott Laboratories		35,291
1,551	Aetna, Inc.		235,488
1,463	Anthem, Inc.		275,234
2,188	Baxter International, Inc.		132,462
68	Becton Dickinson and Co.		13,267
850	Boston Scientific Corp.*		23,562
1,948	Cardinal Health, Inc.		151,788
855	Centene Corp.*		68,297
204	Cerner Corp.*		13,560
232	Cigna Corp.		38,835
231	CR Bard, Inc.		73,021
1,515	DaVita, Inc.*		98,111
255	Edwards Lifesciences Corp.*		30,151
2,637	Express Scripts Holding Co.*		168,346
2,857	HCA Healthcare, Inc.*		249,130
105	HealthSouth Corp.		5,082
294	Henry Schein, Inc.*(1)		53,808
1,025	Humana, Inc.		246,636
106	IDEXX Laboratories, Inc.*(1)		17,111
140	Laboratory Corp. of America Holdings*		21,580
404	McKesson Corp.		66,474
1,984	Molina Healthcare, Inc.*(1)		137,253
263	Patterson Cos., Inc.(1)		12,348
1,242	Quest Diagnostics, Inc.		138,061
782	Stryker Corp.		108,526
1,469	UnitedHealth Group, Inc.		272,382
935	Varian Medical Systems, Inc.*(1)		96,483
1,887	WellCare Health Plans, Inc.*		338,830

			3,121,117

	Household & Personal Products - 1.0%
1,249	Estee Lauder Cos., Inc. Class A(1)		119,879
1,154	Herbalife Ltd.*(1)		82,315
425	Kimberly-Clark Corp.		54,872
54	Procter & Gamble Co.		4,706

			261,772

	Insurance - 8.1%
2,266	Aflac, Inc.		176,023
100	Alleghany Corp.*		59,480
429	Allied World Assurance Co. Holdings AG		22,694
1,286	Allstate Corp.		113,734
1,204	American Financial Group, Inc.		119,641
237	American International Group, Inc.		14,817
926	Assurant, Inc.		96,017
897	Assured Guaranty Ltd.		37,441
315	Chubb Ltd.		45,795
1,705	CNA Financial Corp.(1)		83,119
2,130	CNO Financial Group, Inc.		44,474
237	First American Financial Corp.(1)		10,591
620	Hanover Insurance Group, Inc.		54,951
1,997	Lincoln National Corp.		134,957
5,470	MetLife, Inc.		300,522

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

1,869	Old Republic International Corp.	$	36,502
2,722	Principal Financial Group, Inc.		174,398
1,374	Progressive Corp.		60,580
2,758	Prudential Financial, Inc.		298,250
740	Reinsurance Group of America, Inc.		95,009
1,272	Travelers Cos., Inc.		160,946
1,726	Unum Group		80,483

			2,220,424

	Materials - 5.4%
140	Air Products & Chemicals, Inc.		20,028
558	Avery Dennison Corp.		49,310
177	Bemis Co., Inc.		8,186
781	Chemours Co.		29,616
3,483	Dow Chemical Co.		219,673
783	E.I. DuPont de Nemours & Co.		63,196
221	Eastman Chemical Co.		18,562
4,670	Huntsman Corp.		120,673
2,837	International Paper Co.		160,603
2,877	LyondellBasell Industries N.V. Class A		242,790
290	Monsanto Co.		34,324
1,390	Nucor Corp.		80,439
946	Packaging Corp. of America		105,375
411	PPG Industries, Inc.		45,194
1,650	Reliance Steel & Aluminum Co.		120,137
217	RPM International, Inc.		11,837
509	Scotts Miracle-Gro Co. Class A(1)		45,535
115	Sherwin-Williams Co.		40,360
1,267	Sonoco Products Co.		65,149
128	WestRock Co.		7,253

			1,488,240

	Media - 0.2%
86	CBS Corp. Class B		5,485
1,105	Comcast Corp. Class A		43,006
73	Omnicom Group, Inc.(1)		6,052

			54,543

	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
1,717	AbbVie, Inc.		124,500
671	Amgen, Inc.		115,566
227	Bio-Rad Laboratories, Inc. Class A*		51,372
390	Biogen, Inc.*		105,830
660	Bristol-Myers Squibb Co.		36,775
849	Eli Lilly & Co.		69,873
1,747	Gilead Sciences, Inc.		123,653
1,560	Johnson & Johnson		206,372
2,710	Merck & Co., Inc.		173,684
1,541	PAREXEL International Corp.*		133,928
3,376	Pfizer, Inc.		113,400
361	Quintiles IMS Holdings, Inc.*(1)		32,310
930	United Therapeutics Corp.*		120,649
747	Zoetis, Inc.		46,598

			1,454,510

	Real Estate - 3.0%
4,890	CBRE Group, Inc. Class A, REIT*		177,996
4,311	CoreCivic, Inc. REIT		118,897
181	Crown Castle International Corp.		18,133
1,117	Equity Residential REIT		73,532
777	Hospitality Properties Trust REIT		22,650
2,407	Host Hotels & Resorts, Inc. REIT		43,976
203	Howard Hughes Corp.*		24,936
1,025	Lamar Advertising Co. Class A, REIT(1)		75,409
3,827	LaSalle Hotel Properties REIT(1)		114,045
806	Prologis, Inc.		47,264
1,490	Rayonier, Inc. REIT		42,867

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

139	Ventas, Inc. REIT	$9,658
400	Welltower, Inc.	29,940
593	Weyerhaeuser Co. REIT	19,865

		819,168

	Retailing - 6.1%
93	AutoZone, Inc.*(1)	53,053
906	Bed Bath & Beyond, Inc.(1)	27,542
5,769	Best Buy Co., Inc.(1)	330,737
366	Burlington Stores, Inc.*	33,668
1,078	Dick’s Sporting Goods, Inc.(1)	42,937
1,125	Dollar General Corp.	81,101
405	Foot Locker, Inc.	19,958
4,027	Gap, Inc.(1)	88,554
186	Genuine Parts Co.	17,253
510	Home Depot, Inc.	78,234
3,214	Kohl’s Corp.(1)	124,285
2,025	L Brands, Inc.(1)	109,127
993	Lowe’s Cos., Inc.	76,987
2,149	Macy’s, Inc.(1)	49,943
171	Netflix, Inc.*	25,549
1,505	Nordstrom, Inc.(1)	71,984
56	O’Reilly Automotive, Inc.*(1)	12,250
1,135	Penske Automotive Group, Inc.	49,838
933	Ross Stores, Inc.	53,862
2,836	Target Corp.	148,295
1,204	TJX Cos., Inc.	86,893
3,476	Urban Outfitters, Inc.*(1)	64,445
481	Williams-Sonoma, Inc.(1)	23,329

		1,669,824

	Semiconductors & Semiconductor Equipment - 5.1%
1,084	Analog Devices, Inc.	84,335
4,421	Applied Materials, Inc.	182,632
1,744	First Solar, Inc.*	69,551
6,861	Intel Corp.	231,490
890	Lam Research Corp.	125,873
6,682	Micron Technology, Inc.*	199,525
1,193	NVIDIA Corp.	172,460
349	ON Semiconductor Corp.*	4,900
3,215	QUALCOMM, Inc.	177,532
1,981	Texas Instruments, Inc.	152,398

		1,400,696

	Software & Services - 5.1%
27	Alphabet, Inc. Class A*	25,101
140	Automatic Data Processing, Inc.	14,344
1,638	Booz Allen Hamilton Holding Corp.	53,301
849	CA, Inc.	29,265
1,066	Cognizant Technology Solutions Corp. Class A	70,782
1,631	DXC Technology Co.	125,130
2,185	eBay, Inc.*	76,300
1,334	Electronic Arts, Inc.*	141,031
32	Fiserv, Inc.*	3,915
1,348	IBM Corp.	207,363
375	Intuit, Inc.	49,804
670	Leidos Holdings, Inc.	34,632
1,047	Microsoft Corp.	72,170
1,355	Oracle Corp.	67,940
1,092	Paychex, Inc.	62,178
323	Science Applications International Corp.	22,423
3,172	VMware, Inc. Class A*(1)	277,328
3,570	Western Union Co.	68,009

		1,401,016

	Technology Hardware & Equipment - 9.0%
98	Amphenol Corp. Class A	7,234

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

1,431	Apple, Inc.	$	206,093
2,213	Arrow Electronics, Inc.*		173,543
8,943	Brocade Communications Systems, Inc.		112,771
874	CDW Corp. of Delaware		54,651
6,124	Cisco Systems, Inc.		191,681
3,890	Corning, Inc.		116,895
251	F5 Networks, Inc.*		31,892
8,948	Flex Ltd.*		145,942
11,274	Hewlett Packard Enterprise Co.		187,036
18,698	HP, Inc.		326,841
3,060	Jabil, Inc.		89,321
1,731	Juniper Networks, Inc.		48,260
4,928	Keysight Technologies, Inc.*		191,847
1,065	NCR Corp.*		43,495
3,114	NetApp, Inc.		124,716
2,395	Seagate Technology plc(1)		92,806
177	SYNNEX Corp.		21,233
1,390	TE Connectivity Ltd.		109,365
280	Ubiquiti Networks, Inc.*(1)		14,552
1,779	Western Digital Corp.		157,619
634	Xerox Corp.		18,215

			2,466,008

	Telecommunication Services - 1.9%
3,891	AT&T, Inc.		146,807
595	CenturyLink, Inc.(1)		14,209
380	Level 3 Communications, Inc.*		22,534
14,509	Sprint Corp.*(1)		119,119
1,710	T-Mobile USA, Inc.*		103,660
2,891	Verizon Communications, Inc.		129,112

			535,441

	Transportation - 4.3%
115	Alaska Air Group, Inc.		10,322
1,684	American Airlines Group, Inc.(1)		84,739
184	CH Robinson Worldwide, Inc.(1)		12,637
801	CSX Corp.		43,703
2,692	Delta Air Lines, Inc.		144,668
285	FedEx Corp.		61,939
3,093	JetBlue Airways Corp.*		70,613
199	Norfolk Southern Corp.		24,218
374	Ryder System, Inc.		26,921
3,215	Southwest Airlines Co.		199,780
1,677	Spirit Airlines, Inc.*(1)		86,617
4,057	United Continental Holdings, Inc.*		305,289
1,079	United Parcel Service, Inc. Class B		119,327

			1,190,773

	Utilities - 2.6%
595	American Electric Power Co., Inc.		41,335
952	Consolidated Edison, Inc.(1)		76,941
656	DTE Energy Co.		69,398
971	Edison International		75,922
2,751	Exelon Corp.		99,229
754	MDU Resources Group, Inc.		19,755
104	NextEra Energy, Inc.		14,573
582	PG&E Corp.		38,627
1,531	PPL Corp.		59,188
2,672	Public Service Enterprise Group, Inc.		114,923
628	Southern Co.		30,069
1,422	Xcel Energy, Inc.		65,241

			705,201

	Total Common Stocks (cost $24,557,932)	$	27,506,983

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

	Total Long-Term Investments (cost $24,557,932)			27,506,983

Short-Term Investments - 0.5%
	Securities Lending Collateral - 0.5%
145,566	State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%(2)		$	145,566

	Total Short-Term Investments (cost $145,566)		$	145,566

	Total Investments (cost $24,703,498)^	100.4%	$	27,652,549
	Other Assets and Liabilities	(0.4)%		(109,469)

	Total Net Assets	100.0%	$	27,543,080

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	3,571,214
Unrealized Depreciation		(622,163)

Net Unrealized Appreciation	$	2,949,051

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Represents the current daily yield at period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$512,419	$512,419	$—	$—
Banks	1,914,160	1,914,160	—	—
Capital Goods	1,460,854	1,460,854	—	—
Commercial & Professional Services	248,725	248,725	—	—
Consumer Durables & Apparel	354,381	354,381	—	—
Consumer Services	200,506	200,506	—	—
Diversified Financials	653,933	653,933	—	—
Energy	1,803,984	1,803,984	—	—
Food & Staples Retailing	811,863	811,863	—	—
Food, Beverage & Tobacco	757,425	757,425	—	—
Health Care Equipment & Services	3,121,117	3,121,117	—	—
Household & Personal Products	261,772	261,772	—	—
Insurance	2,220,424	2,220,424	—	—
Materials	1,488,240	1,488,240	—	—
Media	54,543	54,543	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,454,510	1,454,510	—	—
Real Estate	819,168	819,168	—	—
Retailing	1,669,824	1,669,824	—	—
Semiconductors & Semiconductor Equipment	1,400,696	1,400,696	—	—
Software & Services	1,401,016	1,401,016	—	—
Technology Hardware & Equipment	2,466,008	2,466,008	—	—
Telecommunication Services	535,441	535,441	—	—
Transportation	1,190,773	1,190,773	—	—
Utilities	705,201	705,201	—	—
Short-Term Investments	145,566	145,566	—	—

Total	$27,652,549	$27,652,549	$—	$—

(1) For the period ended June 30, 2017, there were no transfers between any levels.

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Australia - 4.7%
645	AGL Energy Ltd.	$	12,616
1,066	Amcor Ltd.		13,254
502	Australia & New Zealand Banking Group Ltd.		11,059
489	Caltex Australia Ltd.		11,856
36	Cochlear Ltd.		4,293
47	Commonwealth Bank of Australia		2,985
2,530	DuluxGroup Ltd.		13,468
607	GPT Group REIT		2,230
2,352	Investa Office Fund		7,920
485	National Australia Bank Ltd.		11,008
259	Sonic Healthcare Ltd.		4,812
580	Stockland REIT		1,949
386	Tabcorp Holdings Ltd.		1,294
1,086	Telstra Corp. Ltd.		3,582
966	Washington H Soul Pattinson & Co., Ltd.(1)		12,352
54	Wesfarmers Ltd.		1,662
164	Westpac Banking Corp.		3,838

			120,178

	Austria - 0.4%
121	OMV AG		6,270
350	Telekom Austria AG*		2,747

			9,017

	Belgium - 0.1%
11	Cofinimmo S.A. REIT		1,351

	Bermuda - 0.1%
38	Brookfield Infrastructure Partners L.P.		1,552

	Brazil - 0.5%
2,002	Ambev S.A.		11,064
100	CPFL Energia S.A.		800
100	WEG S.A.		534

			12,398

	Canada - 8.4%
123	Agrium, Inc.		11,131
96	Alimentation Couche-Tard, Inc. Class B		4,595
21	AltaGas Ltd.(1)		480
113	Bank of Montreal		8,285
135	Bank of Nova Scotia(1)		8,109
268	BCE, Inc.		12,051
55	CAE, Inc.		947
90	Canadian Imperial Bank of Commerce		7,304
101	Canadian National Railway Co.		8,183
184	Canadian Natural Resources Ltd.		5,302
38	Canadian Tire Corp. Ltd. Class A		4,318
150	CCL Industries, Inc. Class B		7,578
1,010	Chartwell Retirement Residences UNIT		12,047
62	Cineplex, Inc.		2,524
154	Dollarama, Inc.		14,693
24	Emera, Inc.		891
65	Enbridge Income Fund Holdings, Inc.		1,611
283	Enbridge, Inc.		11,257
18	George Weston Ltd.		1,627
314	H&R REIT		5,324
42	Imperial Oil Ltd.		1,222
79	Inter Pipeline Ltd.		1,545
64	Keyera Corp.(1)		2,012
37	Loblaw Cos. Ltd.		2,055
29	Onex Corp.		2,318
589	Parkland Fuel Corp.		13,474
91	Pembina Pipeline Corp.(1)		3,010
276	RioCan REIT		5,115

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

89	Rogers Communications, Inc. Class B	$	4,197
110	Royal Bank of Canada		7,975
242	Shaw Communications, Inc. Class B		5,272
382	Suncor Energy, Inc.		11,145
210	TELUS Corp.		7,239
158	Toronto-Dominion Bank		7,951
259	TransCanada Corp.		12,329

			215,116

	Chile - 0.2%
26,677	Enersis Americas S.A.		5,053

	China - 5.0%
500	AAC Technologies Holdings, Inc.		6,251
18,000	Agricultural Bank of China Ltd. Class H		8,509
7,000	China Construction Bank Corp. Class H		5,425
3,000	China Merchants Bank Co., Ltd. Class H		9,050
17,000	Country Garden Holdings Co., Ltd.		19,708
10,000	CSPC Pharmaceutical Group Ltd.		14,603
4,000	Fuyao Glass Industry Group Co., Ltd. Class H(2)		15,321
8,000	Jiangsu Expressway Co., Ltd. Class H		11,293
2,000	Shenzhou International Group Holdings Ltd.		13,143
400	Tencent Holdings Ltd.		14,306
18,000	Zall Group Ltd.*		10,261

			127,870

	Denmark - 1.0%
356	Danske Bank A/S		13,675
371	GN Store Nord AS		10,819

			24,494

	Finland - 0.8%
89	Kone Oyj Class B		4,521
241	Orion Oyj Class B		15,366

			19,887

	France - 4.0%
110	Air Liquide S.A.		13,575
77	BioMerieux		16,642
21	Christian Dior SE		5,996
9	Cie Generale des Etablissements Michelin		1,195
27	Hermes International		13,324
34	L’Oreal S.A.		7,073
43	LVMH Moet Hennessy Louis Vuitton SE		10,706
60	Sanofi		5,732
107	Sodexo S.A.		13,815
22	Thales S.A.		2,365
239	Total S.A.		11,799

			102,222

	Germany - 2.8%
69	adidas AG		13,201
133	BASF SE		12,301
611	Deutsche Telekom AG		10,955
42	Fresenius Medical Care AG & Co. KGaA		4,032
77	Fresenius SE & Co. KGaA		6,592
74	FUCHS PETROLUB SE (Preference Shares)		4,024
13	Merck KGaA		1,568
125	SAP SE		13,038
46	Siemens AG		6,314

			72,025

	Hong Kong - 5.9%
1,000	China Mobile Ltd.		10,613
7,000	CITIC Ltd.		10,527
1,000	CK Hutchison Holdings Ltd.		12,554
1,000	CK Infrastructure Holdings Ltd.		8,403
1,000	CLP Holdings Ltd.		10,581

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

500	Dairy Farm International Holdings Ltd.		3,940
4,000	Guangdong Investment Ltd.	$	5,513
6,600	Hong Kong & China Gas Co., Ltd.		12,411
100	Jardine Matheson Holdings Ltd.		6,420
300	Jardine Strategic Holdings Ltd.		12,507
1,500	Link REIT		11,414
2,000	MTR Corp. Ltd.		11,260
500	Power Assets Holdings Ltd.		4,416
1,000	Shimao Property Holdings Ltd.		1,711
1,000	Swire Pacific Ltd. Class A		9,768
400	Swire Properties Ltd.		1,319
1,100	VTech Holdings Ltd.		17,431

			150,788

	India - 1.8%
278	Dr. Reddy’s Laboratories Ltd. ADR		11,715
60	HDFC Bank Ltd. ADR		5,218
694	Infosys Ltd. ADR		10,424
156	Reliance Industries Ltd. GDR*(2)		6,615
2,106	Wipro Ltd. ADR		10,951

			44,923

	Indonesia - 2.7%
5,100	Astra International Tbk PT		3,415
400	Bank Central Asia Tbk PT		545
6,800	Chandra Asri Petrochemical Tbk PT		13,304
884,900	Hanson International Tbk PT*		8,698
2,700	Indofood CBP Sukses Makmur Tbk PT		1,783
55,800	Kalbe Farma Tbk PT		6,803
41,300	Telekomunikasi Indonesia Persero Tbk PT		14,007
3,800	Unilever Indonesia Tbk PT		13,914
41,500	Waskita Karya Persero Tbk PT		7,224

			69,693

	Ireland - 1.2%
352	CRH plc		12,436
602	Experian plc		12,316
45	Paddy Power Betfair plc		4,797

			29,549

	Israel - 1.7%
84	Alony Hetz Properties & Investments Ltd.		849
98	Azrieli Group Ltd.		5,448
1,401	Bezeq The Israeli Telecommunication Corp. Ltd.		2,327
58	Elbit Systems Ltd.		7,152
51,611	Isramco Negev 2 L.P.		7,764
77	Nice Ltd.		6,174
72	Paz Oil Co., Ltd.		12,299

			42,013

	Italy - 1.7%
754	Eni S.p.A.		11,317
48	Luxottica Group S.p.A.		2,773
3,814	Parmalat S.p.A.		13,181
375	Recordati S.p.A.		15,192

			42,463

	Japan - 15.2%
600	Astellas Pharma, Inc.		7,340
400	Azbil Corp.		15,201
200	Bridgestone Corp.		8,615
400	Canon, Inc.		13,585
100	Daikin Industries Ltd.		10,208
200	Daiwa House Industry Co., Ltd.		6,832
100	East Japan Railway Co.		9,563
300	FUJIFILM Holdings Corp.		10,787
100	Hikari Tsushin, Inc.		10,520
300	Hoya Corp.		15,574

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

100	Ito En Ltd.		3,649
700	ITOCHU Corp.	$	10,398
1	Japan Logistics Fund, Inc. REIT		2,078
1	Japan Retail Fund Investment Corp. REIT		1,847
2,800	JX Holdings, Inc.		12,228
500	Kagome Co., Ltd.		15,219
1,000	Keikyu Corp.		12,042
100	Kuraray Co., Ltd.		1,814
400	Leopalace21 Corp.		2,485
700	Mitsubishi Electric Corp.		10,064
200	Mitsubishi Tanabe Pharma Corp.		4,621
300	Mitsui & Co., Ltd.		4,287
2,400	Mizuho Financial Group, Inc.		4,387
700	Nikon Corp.		11,189
1,000	Nippon Kayaku Co., Ltd.		14,151
200	Nippon Telegraph & Telephone Corp.		9,452
300	Nissan Chemical Industries Ltd.		9,906
400	Nissan Motor Co., Ltd.		3,980
1,000	NTT Data Corp.		11,125
1,000	Osaka Gas Co., Ltd.		4,089
300	Otsuka Holdings Co., Ltd.		12,789
200	Sankyo Co., Ltd.		6,782
200	Secom Co., Ltd.		15,174
100	Shin-Etsu Chemical Co., Ltd.		9,065
200	SoftBank Group Corp.		16,193
100	Subaru Corp.		3,369
700	Sumitomo Rubber Industries Ltd.(1)		11,812
300	Takeda Pharmaceutical Co., Ltd.		15,243
300	Terumo Corp.		11,815
100	Tokio Marine Holdings, Inc.		4,139
200	Toyota Motor Corp.		10,489
700	Zensho Holdings Co., Ltd.		12,703

			386,809

	Malaysia - 2.0%
3,700	DiGi.Com Bhd		4,310
45,300	Ekovest BHD		12,664
1,500	Genting Malaysia Bhd		1,922
900	HAP Seng Consolidated Bhd		1,935
5,900	KLCCP Stapled Group		10,982
2,800	Maxis Bhd		3,620
2,300	Petronas Chemicals Group Bhd		3,804
200	Petronas Dagangan Bhd		1,123
1,000	Petronas Gas Bhd		4,319
400	Sime Darby Bhd		885
1,600	Tenaga Nasional Bhd		5,270

			50,834

	Mexico - 0.3%
701	Fomento Economico Mexicano S.A.B. de C.V.		6,922
20	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B		423

			7,345

	Netherlands - 0.7%
37	Koninklijke DSM N.V.		2,686
65	Koninklijke Philips N.V.		2,305
468	Royal Dutch Shell plc Class A		12,371

			17,362

	New Zealand - 0.6%
361	Fletcher Building Ltd.		2,112
772	Mainfreight Ltd.		13,283

			15,395

	Norway - 0.3%
492	Borregaard ASA		6,050

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

119	Telenor ASA		1,967

			8,017

	Philippines - 1.1%
1,520	Aboitiz Equity Ventures, Inc.	$	2,294
4,400	Aboitiz Power Corp.		3,392
170	Ayala Corp.		2,864
4,400	Ayala Land, Inc.		3,466
1,700	Manila Electric Co.		8,786
320	SM Investments Corp.		5,092
4,800	SM Prime Holdings, Inc.		3,139

			29,033

	Poland - 0.2%
158	Polski Koncern Naftowy Orlen S.A.		4,768

	Portugal - 0.1%
1,042	EDP - Energias de Portugal S.A.		3,402

	Romania - 0.5%
1,058	New Europe Property Investments plc		13,361

	Russia - 0.1%
130	MMC Norilsk Nickel PJSC ADR		1,794

	Singapore - 2.4%
200	Ascendas REIT		379
900	DBS Group Holdings Ltd.		13,557
1,200	Frasers Centrepoint Trust		1,865
1,400	Mapletree Industrial Trust REIT		1,891
1,800	Mapletree Logistics Trust REIT		1,562
100	Oversea-Chinese Banking Corp. Ltd.		784
1,700	SATS Ltd.		6,309
900	Singapore Press Holdings Ltd.		2,112
2,100	Singapore Telecommunications Ltd.		5,933
700	Suntec REIT		951
400	United Overseas Bank Ltd.		6,717
700	UOL Group Ltd.		3,884
1,600	Venture Corp. Ltd.		14,003

			59,947

	South Africa - 0.2%
84	AVI Ltd.		609
454	Bidvest Group Ltd.		5,460

			6,069

	South Korea - 6.0%
3	CJ O Shopping Co., Ltd.		502
104	Fila Korea Ltd.		7,772
33	GS Home Shopping, Inc.		6,674
21	Hyundai Mobis Co., Ltd.		4,589
90	Hyundai Motor Co.		12,546
284	Kangwon Land, Inc.		8,650
66	KB Financial Group, Inc.		3,328
275	Kia Motors Corp.		9,181
641	LF Corp.		16,807
28	LG Corp.		1,892
51	LG Display Co., Ltd.		1,654
483	LG Uplus Corp.		6,586
439	Lock&Lock Co., Ltd.		5,679
1	NAVER Corp.		732
159	Nexen Tire Corp.		1,855
124	S-1 Corp.		10,513
7	Samsung Electronics Co., Ltd.		14,543
105	Shinhan Financial Group Co., Ltd.		4,524
19	SK Holdings Co., Ltd.		4,617
289	SK Hynix, Inc.		17,025
58	SK Telecom Co., Ltd.		13,484

			153,153

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

	Spain - 0.7%
40	Amadeus IT Group S.A.(1)		2,388
560	Endesa S.A.		12,883
99	Industria de Diseno Textil S.A.	$	3,795

			19,066

	Sweden - 1.3%
224	Atlas Copco AB Class A		8,578
307	Holmen AB Class B		13,311
482	Swedbank AB Class A		11,732

			33,621

	Switzerland - 4.3%
526	ABB Ltd.		13,006
18	Geberit AG		8,406
5	Givaudan S.A.		10,014
143	Nestle S.A.		12,461
144	Novartis AG		11,999
39	Roche Holding AG		9,945
2	Sika AG		12,865
133	Swiss Re AG		12,173
195	Wolseley plc		11,938
24	Zurich Insurance Group AG		6,995

			109,802

	Taiwan - 3.7%
1,000	Cheng Shin Rubber Industry Co., Ltd.		2,127
5,000	Chong Hong Construction Co., Ltd.		11,292
3,000	Chunghwa Telecom Co., Ltd.		10,651
1,000	Far EasTone Telecommunications Co., Ltd.		2,547
1,000	Formosa Plastics Corp.		3,047
1,000	Foxconn Technology Co., Ltd.		3,018
3,000	Hon Hai Precision Industry Co., Ltd.		11,538
1,000	Nan Ya Plastics Corp.		2,482
1,000	Pou Chen Corp.		1,384
1,000	Powertech Technology, Inc.*		3,087
4,000	Ruentex Development Co., Ltd.*		4,510
6,000	Syncmold Enterprise Corp.		13,945
1,000	Taiwan Mobile Co., Ltd.*		3,764
1,000	Taiwan Semiconductor Manufacturing Co., Ltd.		6,854
7,000	Uni-President Enterprises Corp.		14,037

			94,283

	Thailand - 2.8%
10,800	Airports of Thailand PCL NVDR		15,022
3,800	Bangkok Dusit Medical Services PCL NVDR		2,148
700	Bumrungrad Hospital PCL NVDR		3,534
400	Central Pattana PCL NVDR		815
4,300	CP ALL PCL NVDR		7,943
400	Electricity Generating PCL NVDR		2,520
600	Glow Energy PCL NVDR		1,391
1,700	Ratchaburi Electricity Generating Holding PCL NVDR		2,602
801	Siam Cement PCL NVDR		11,884
4,600	Supalai PCL NVDR		3,521
16,800	Thai Beverage PCL		10,982
1,100	Thai Union Group PCL NVDR		683
8,400	Thai Vegetable Oil PCL NVDR		7,480

			70,525

	Turkey - 2.6%
2,861	Aselsan Elektronik Sanayi Ve Ticaret AS		17,755
315	BIM Birlesik Magazalar AS		5,835
8,415	Enka Insaat ve Sanayi AS		12,828
675	KOC Holding AS		3,100
54	Otokar Otomotiv Ve Savunma Sanayi A.S.		1,699
7,793	Soda Sanayii AS		14,513
211	Tupras Turkiye Petrol Rafinerileri AS		6,062

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

37	Turk Traktor ve Ziraat Makineleri AS		829
1,149	Turkcell Iletisim Hizmetleri AS		3,777

			66,398

	United Kingdom - 11.1%
474	Ashtead Group plc	$	9,783
181	AstraZeneca plc		12,073
440	BAE Systems plc		3,621
2,116	BP plc		12,171
189	British American Tobacco plc		12,850
609	Compass Group plc		12,808
273	Croda International plc		13,777
423	Diageo plc		12,464
558	GlaxoSmithKline plc		11,854
571	Halma plc		8,159
1,484	HSBC Holdings plc		13,719
242	InterContinental Hotels Group plc		13,413
232	Intertek Group plc		12,708
1,210	John Wood Group plc		10,067
771	National Grid plc		9,532
118	Reckitt Benckiser Group plc		11,931
612	RELX N.V.		12,564
628	RELX plc		13,541
4,015	Rentokil Initial plc		14,253
480	RPC Group plc		4,689
474	Sage Group plc		4,236
76	Severn Trent plc		2,154
738	Smith & Nephew plc		12,702
230	Smiths Group plc		4,771
79	Spectris plc		2,589
181	Unilever N.V.		9,975
246	Unilever plc		13,277
1,854	Vodafone Group plc		5,244
100	WPP plc		2,097

			283,022

	United States - 0.5%
2,100	Samsonite International S.A.		8,769
96	Thomson Reuters Corp.		4,444

			13,213

	Total Common Stocks (cost $2,495,918)	$	2,537,811

	Total Long-Term Investments (cost $2,495,918)		2,537,811

Short-Term Investments - 1.0%
	Securities Lending Collateral - 1.0%
26,824	State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%(3)		26,824

	Total Short-Term Investments (cost $26,824)	$	26,824

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

Total Investments (cost $2,522,742)^	100.7%	$	2,564,635
Other Assets and Liabilities	(0.7)%		(18,382)

Total Net Assets	100.0%	$	2,546,253

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$81,152
Unrealized Depreciation	(39,259)

Net Unrealized Appreciation	$41,893

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $21,936, which represented 0.9% of total net assets.
(3)	Represents the current daily yield at period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$120,178	$120,178	$—	$—
Austria	9,017	9,017	—	—
Belgium	1,351	1,351	—	—
Bermuda	1,552	1,552	—	—
Brazil	12,398	12,398	—	—
Canada	215,116	215,116	—	—
Chile	5,053	5,053	—	—
China	127,870	127,870	—	—
Denmark	24,494	24,494	—	—
Finland	19,887	19,887	—	—
France	102,222	102,222	—	—
Germany	72,025	72,025	—	—
Hong Kong	150,788	150,788	—	—
India	44,923	44,923	—	—
Indonesia	69,693	69,693	—	—
Ireland	29,549	29,549	—	—
Israel	42,013	42,013	—	—
Italy	42,463	42,463	—	—
Japan	386,809	386,809	—	—
Malaysia	50,834	50,834	—	—
Mexico	7,345	7,345	—	—
Netherlands	17,362	17,362	—	—
New Zealand	15,395	15,395	—	—
Norway	8,017	8,017	—	—
Philippines	29,033	29,033	—	—
Poland	4,768	4,768	—	—
Portugal	3,402	3,402	—	—
Romania	13,361	13,361	—	—
Russia	1,794	1,794	—	—
Singapore	59,947	59,947	—	—
South Africa	6,069	6,069	—	—
South Korea	153,153	153,153	—	—
Spain	19,066	19,066	—	—
Sweden	33,621	33,621	—	—
Switzerland	109,802	109,802	—	—
Taiwan	94,283	94,283	—	—
Thailand	70,525	70,525	—	—
Turkey	66,398	66,398	—	—
United Kingdom	283,022	283,022	—	—
United States	13,213	13,213	—	—
Short-Term Investments	26,824	26,824	—	—

Total	$2,564,635	$2,564,635	$—	$—

(1) For the period ended June 30, 2017, there were no transfers between any levels.

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.8%
	Automobiles & Components - 1.4%
207	Cooper Tire & Rubber Co.	$	7,473
720	Fox Factory Holding Corp.*		25,632
207	Visteon Corp.*		21,126

			54,231

	Banks - 3.5%
54	BancFirst Corp.		5,216
858	Beneficial Bancorp, Inc.		12,870
207	Capitol Federal Financial, Inc.		2,941
381	CenterState Banks, Inc.		9,472
21	Commerce Bancshares, Inc.		1,193
528	Investors Bancorp, Inc.		7,054
18	JP Morgan Chase & Co.		1,645
585	Meridian Bancorp, Inc.		9,887
429	Northfield Bancorp, Inc.		7,357
657	OceanFirst Financial Corp.		17,818
777	Oritani Financial Corp.		13,248
444	QCR Holdings, Inc.		21,046
441	US Bancorp		22,897

			132,644

	Capital Goods - 12.5%
174	3M Co.		36,225
123	Boeing Co.		24,323
414	BWX Technologies, Inc.		20,182
21	ESCO Technologies, Inc.		1,253
84	General Dynamics Corp.		16,640
630	General Electric Co.		17,016
333	Honeywell International, Inc.		44,386
243	Hubbell, Inc. Class B		27,500
30	IDEX Corp.		3,390
195	Illinois Tool Works, Inc.		27,934
372	Kaman Corp.		18,552
114	Lincoln Electric Holdings, Inc.		10,498
144	Lockheed Martin Corp.		39,976
192	MSC Industrial Direct Co., Inc. Class A		16,504
384	MYR Group, Inc.*		11,912
129	Northrop Grumman Corp.		33,116
249	Raytheon Co.		40,209
207	Rockwell Collins, Inc.		21,752
474	Toro Co.		32,843
222	United Technologies Corp.		27,108

			471,319

	Commercial & Professional Services - 2.9%
33	Cintas Corp.		4,159
78	Matthews International Corp. Class A		4,777
465	Republic Services, Inc.		29,634
360	Rollins, Inc.		14,656
477	Tetra Tech, Inc.		21,823
473	Waste Management, Inc.		34,695

			109,744

	Consumer Durables & Apparel - 0.8%
336	iRobot Corp.*		28,271

	Consumer Services - 9.2%
258	Bright Horizons Family Solutions, Inc.*		19,920
248	Capella Education Co.		21,229
45	Carnival Corp.		2,951
307	Cheesecake Factory, Inc.		15,442
123	Churchill Downs, Inc.		22,546
72	Cracker Barrel Old Country Store, Inc.(1)		12,042
387	Darden Restaurants, Inc.		35,000
153	Domino’s Pizza, Inc.		32,364

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

348	Dunkin’ Brands Group, Inc.	$	19,182
114	Hilton Worldwide Holdings, Inc.		7,051
45	Jack in the Box, Inc.		4,432
423	McDonald’s Corp.		64,787
79	Panera Bread Co. Class A*		24,856
238	Papa John’s International, Inc.		17,079
96	Service Corp. International/US		3,211
480	Starbucks Corp.		27,989
1,014	Wendy’s Co. (The)		15,727

			345,808

	Diversified Financials - 1.9%
172	Berkshire Hathaway, Inc. Class B*		29,132
318	Blackstone Mortgage Trust, Inc. Class A REIT(1)		10,049
261	Capstead Mortgage Corp. REIT		2,722
315	MFA Financial, Inc. REIT		2,643
999	New Mountain Finance Corp.(1)		14,535
546	Solar Capital Ltd.		11,941
63	Starwood Property Trust, Inc. REIT		1,411

			72,433

	Energy - 4.3%
513	Chevron Corp.		53,521
642	Exxon Mobil Corp.		51,829
438	Phillips 66		36,218
196	Schlumberger Ltd.		12,905
125	SEACOR Holdings, Inc.*		4,287
119	SEACOR Marine Holdings, Inc.*		2,423

			161,183

	Food & Staples Retailing - 1.6%
91	Costco Wholesale Corp.		14,554
247	Sysco Corp.		12,432
261	Wal-Mart Stores, Inc.		19,752
313	Weis Markets, Inc.		15,249

			61,987

	Food, Beverage & Tobacco - 4.2%
594	Altria Group, Inc.		44,235
15	Brown-Forman Corp. Class B		729
495	Coca-Cola Co.		22,201
891	ConAgra Foods, Inc.		31,862
318	Fresh Del Monte Produce, Inc.		16,189
138	Kellogg Co.		9,586
218	PepsiCo, Inc.		25,177
72	Philip Morris International, Inc.		8,456

			158,435

	Health Care Equipment & Services - 6.3%
417	Baxter International, Inc.		25,245
63	Cooper Cos., Inc.		15,083
33	CR Bard, Inc.		10,432
1,203	CryoLife, Inc.*		24,000
57	Danaher Corp.		4,810
150	IDEXX Laboratories, Inc.*		24,213
4	Intuitive Surgical, Inc.*		3,742
213	Masimo Corp.*		19,421
258	National HealthCare Corp.		18,096
126	Quest Diagnostics, Inc.		14,006
21	Stryker Corp.		2,914
349	UnitedHealth Group, Inc.		64,712
69	Varian Medical Systems, Inc.*		7,120
21	WellCare Health Plans, Inc.*		3,771

			237,565

	Household & Personal Products - 2.7%
589	Central Garden & Pet Co. Class A*		17,682
177	Church & Dwight Co., Inc.		9,183

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

120	Clorox Co.	$	15,989
198	Colgate-Palmolive Co.		14,678
52	Kimberly-Clark Corp.		6,714
210	Procter & Gamble Co.		18,301
141	Spectrum Brands Holdings, Inc.		17,630

			100,177

	Insurance - 1.5%
15	American Financial Group, Inc.		1,491
16	Aon plc		2,127
180	Arch Capital Group Ltd.*		16,792
5	Argo Group International Holdings Ltd.		303
102	Arthur J Gallagher & Co.		5,839
348	Axis Capital Holdings Ltd.		22,502
30	Erie Indemnity Co. Class A		3,752
6	Everest Re Group Ltd.		1,528
2	White Mountains Insurance Group Ltd.		1,737

			56,071

	Materials - 6.4%
54	Air Products & Chemicals, Inc.		7,725
153	Balchem Corp.		11,890
207	Ball Corp.		8,737
252	Compass Minerals International, Inc.		16,456
252	Deltic Timber Corp.		18,814
207	Ecolab, Inc.		27,479
42	NewMarket Corp.		19,340
302	Praxair, Inc.		40,030
87	Quaker Chemical Corp.		12,635
378	RPM International, Inc.		20,620
213	Scotts Miracle-Gro Co. Class A		19,055
642	Silgan Holdings, Inc.		20,403
387	Sonoco Products Co.		19,900

			243,084

	Media - 3.3%
1,032	Comcast Corp. Class A		40,165
126	John Wiley & Sons, Inc. Class A		6,647
117	Omnicom Group, Inc.		9,699
588	Time Warner, Inc.		59,041
99	Walt Disney Co.		10,519

			126,071

	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
99	Bio-Rad Laboratories, Inc. Class A*		22,405
78	Bio-Techne Corp.		9,165
438	Johnson & Johnson		57,943
417	Merck & Co., Inc.		26,726
210	PerkinElmer, Inc.		14,309
876	Pfizer, Inc.		29,425

			159,973

	Real Estate - 7.4%
237	American Campus Communities, Inc. REIT		11,210
120	American Tower Corp. REIT		15,878
159	Apartment Investment & Management Co. Class A, REIT		6,832
31	AvalonBay Communities, Inc. REIT		5,957
45	Camden Property Trust REIT		3,848
108	Chimera Investment Corp. REIT		2,012
126	Crown Castle International Corp.		12,623
323	Digital Realty Trust, Inc. REIT		36,483
111	Douglas Emmett, Inc. REIT		4,241
9	EastGroup Properties, Inc. REIT		754
81	EPR Properties		5,821
408	Equity Commonwealth REIT*		12,893
170	Equity LifeStyle Properties, Inc. REIT		14,678
17	Essex Property Trust, Inc. REIT		4,374

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

732	Getty Realty Corp. REIT		18,373
195	LTC Properties, Inc. REIT	$	10,021
60	Mid-America Apartment Communities, Inc. REIT		6,323
1,320	Monmouth Real Estate Investment Corp. REIT		19,866
81	PS Business Parks, Inc. REIT		10,724
24	Public Storage REIT		5,005
333	RE/MAX Holdings, Inc. Class A		18,665
765	Retail Opportunity Investments Corp. REIT		14,680
189	Tanger Factory Outlet Centers, Inc. REIT		4,910
150	UDR, Inc. REIT		5,846
1,296	UMH Properties, Inc. REIT		22,097
48	Urstadt Biddle Properties, Inc. Class A, REIT		950
69	Ventas, Inc. REIT		4,794
27	Washington Real Estate Investment Trust REIT		861

			280,719

	Retailing - 2.9%
23	AutoZone, Inc.*		13,121
411	Cabela’s, Inc.*		24,422
196	Home Depot, Inc.		30,066
336	Nutrisystem, Inc.		17,489
99	Pool Corp.		11,639
151	TJX Cos., Inc.		10,898

			107,635

	Semiconductors & Semiconductor Equipment - 0.8%
255	Intel Corp.		8,604
897	Rudolph Technologies, Inc.*		20,496

			29,100

	Software & Services - 5.6%
417	Amdocs Ltd.		26,880
306	Aspen Technology, Inc.*		16,910
198	Automatic Data Processing, Inc.		20,287
1,233	Blucora, Inc.*		26,140
195	Broadridge Financial Solutions, Inc.		14,734
321	IBM Corp.		49,379
36	Jack Henry & Associates, Inc.		3,739
281	Microsoft Corp.		19,369
384	Paychex, Inc.		21,865
93	Synopsys, Inc.*		6,783
54	Visa, Inc. Class A		5,064

			211,150

	Technology Hardware & Equipment - 1.7%
255	Amphenol Corp. Class A		18,824
228	AVX Corp.		3,725
597	Benchmark Electronics, Inc.*		19,283
222	Cisco Systems, Inc.		6,949
33	Dolby Laboratories, Inc. Class A		1,616
135	Motorola Solutions, Inc.		11,710

			62,107

	Telecommunication Services - 5.6%
1,353	AT&T, Inc.		51,049
270	ATN International, Inc.		18,479
327	Cogent Communications Holdings, Inc.		13,113
651	Consolidated Communications Holdings, Inc.		13,977
3,279	Sprint Corp.*		26,921
609	T-Mobile USA, Inc.*		36,917
1,044	Verizon Communications, Inc.		46,625
1,332	Windstream Holdings, Inc.(1)		5,168

			212,249

	Transportation - 2.9%
84	CH Robinson Worldwide, Inc.		5,769
33	Expeditors International of Washington, Inc.		1,864
384	Heartland Express, Inc.		7,995

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

129	J.B. Hunt Transport Services, Inc.			11,788
135	Landstar System, Inc.		$	11,556
146	Union Pacific Corp.			15,901
509	United Parcel Service, Inc. Class B			56,290

				111,163

	Utilities - 6.2%
237	Alliant Energy Corp.			9,520
39	American Electric Power Co., Inc.			2,709
80	American Water Works Co., Inc.			6,236
66	Atmos Energy Corp.			5,475
18	Avista Corp.			764
78	CenterPoint Energy, Inc.			2,136
138	CMS Energy Corp.			6,382
120	Consolidated Edison, Inc.			9,698
279	Dominion Energy, Inc.			21,380
69	DTE Energy Co.			7,300
108	Duke Energy Corp.			9,028
86	Edison International			6,724
129	El Paso Electric Co.			6,669
54	Entergy Corp.			4,146
42	IDACORP, Inc.			3,585
1,065	MDU Resources Group, Inc.			27,903
21	MGE Energy, Inc.			1,351
18	NextEra Energy, Inc.			2,522
489	NiSource, Inc.			12,401
90	PG&E Corp.			5,973
66	Portland General Electric Co.			3,016
129	PPL Corp.			4,987
69	Public Service Enterprise Group, Inc.			2,968
30	SCANA Corp.			2,010
396	SJW Corp.			19,475
228	Southern Co.			10,917
153	Spire, Inc.			10,672
27	UGI Corp.			1,307
90	Vectren Corp.			5,260
168	WEC Energy Group, Inc.			10,312
69	Westar Energy, Inc.			3,658
201	Xcel Energy, Inc.			9,222

				235,706

	Total Common Stocks (cost $3,749,347)		$	3,768,825

	Total Long-Term Investments (cost $3,749,347)			3,768,825

Short-Term Investments - 1.2%
	Securities Lending Collateral - 1.2%
42,863	State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%(2)			42,863

	Total Short-Term Investments (cost $42,863)		$	42,863

	Total Investments (cost $3,792,210)^	101.0%	$	3,811,688
	Other Assets and Liabilities	(1.0)%		(36,610)

	Total Net Assets	100.0%	$	3,775,078

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	79,346
Unrealized Depreciation		(59,868)

Net Unrealized Appreciation	$	19,478

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Represents the current daily yield at period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$54,231	$54,231	$—	$—
Banks	132,644	132,644	—	—
Capital Goods	471,319	471,319	—	—
Commercial & Professional Services	109,744	109,744	—	—
Consumer Durables & Apparel	28,271	28,271	—	—
Consumer Services	345,808	345,808	—	—
Diversified Financials	72,433	72,433	—	—
Energy	161,183	161,183	—	—
Food & Staples Retailing	61,987	61,987	—	—
Food, Beverage & Tobacco	158,435	158,435	—	—
Health Care Equipment & Services	237,565	237,565	—	—
Household & Personal Products	100,177	100,177	—	—
Insurance	56,071	56,071	—	—
Materials	243,084	243,084	—	—
Media	126,071	126,071	—	—
Pharmaceuticals, Biotechnology & Life Sciences	159,973	159,973	—	—
Real Estate	280,719	280,719	—	—
Retailing	107,635	107,635	—	—
Semiconductors & Semiconductor Equipment	29,100	29,100	—	—
Software & Services	211,150	211,150	—	—
Technology Hardware & Equipment	62,107	62,107	—	—
Telecommunication Services	212,249	212,249	—	—
Transportation	111,163	111,163	—	—
Utilities	235,706	235,706	—	—
Short-Term Investments	42,863	42,863	—	—

Total	$3,811,688	$3,811,688	$—	$—

(1) For the period ended June 30, 2017, there were no transfers between any levels.

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

1. Investment Valuation and Fair Value Measurements:

Lattice Strategies Trust (the “Trust”), which consists of multiple investment series (each a “Fund” and, collectively, “Funds”) values securities and other investments as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Trust’s Valuation Committee, which is chaired by the Trust’s Treasurer, may use various pricing services, or discontinue the use of any pricing service, as approved by the Board of Trustees of the Trust (the “Board of Trustees”) from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Board of Trustees has delegated to the Valuation Committee the responsibility to determine a security’s fair value. In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security may be materially different from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities: The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board of Trustees. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities: Fixed income securities shall be valued using inputs in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts: Options, futures contracts and options thereon, which are traded on exchanges, are valued by using readily available market quotations provided by a pricing service as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central Time.

D. Short-Term Obligations: Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities: OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

F. Foreign Currency Contracts: Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

The Funds have adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

2. Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (331/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income for federal income tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees who administer the lending program for the Funds in accordance with guidelines approved by the Board of Trustees. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. The Fund’s securities lending income that appears on the Statements of Operations is net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process — especially so in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

Fund		Market Value of Securities on Loan		Cash Collateral		Non-Cash Collateral(1)

Multifactor Developed Markets (ex-US) ETF	$	7,285,930	$	615,636	$	7,107,374
Multifactor Emerging Markets ETF		391,172		313,680		85,248
Multifactor Global Small Cap ETF		1,712,974		493,381		1,288,643
Multifactor REIT ETF		377,594		389,406		-
Multifactor US Equity ETF		2,250,427		145,158		2,154,220
Multifactor Low Volatility International Equity ETF		36,518		26,875		11,576
Multifactor Low Volatility US Equity ETF		41,794		43,329		-

(1) Amount consists of domestic and foreign equity securities.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer
(principal executive officer)

Date:	August 29th, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer
(principal executive officer)

Date:	August 29th, 2017

By:	/s/ Albert Lee
Albert Lee
Treasurer and Principal Financial Officer
(principal financial officer)

Date:	August 29th, 2017